UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Consumer Discretionary
Central Fund

December 31, 2009

1.842162.103

CDCIP-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
AUTO COMPONENTS - 2.7%
Auto Parts & Equipment - 2.7%
BorgWarner, Inc.	115,125	$ 3,824,453
Johnson Controls, Inc.	296,500	8,076,660
		11,901,113
AUTOMOBILES - 3.0%
Automobile Manufacturers - 2.3%
Ford Motor Co. (a)	1,018,900	10,189,000
Motorcycle Manufacturers - 0.7%
Harley-Davidson, Inc.	129,000	3,250,800
TOTAL AUTOMOBILES		13,439,800
DISTRIBUTORS - 0.5%
Distributors - 0.5%
Li & Fung Ltd.	528,000	2,182,898
DIVERSIFIED CONSUMER SERVICES - 3.4%
Education Services - 2.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	59,500	3,604,510
DeVry, Inc.	48,200	2,734,386
Navitas Ltd.	186,553	687,042
Strayer Education, Inc.	14,800	3,144,852
		10,170,790
Specialized Consumer Services - 1.1%
Coinstar, Inc. (a)	49,500	1,375,110
Sotheby's Class A (ltd. vtg.) (c)	112,400	2,526,752
Steiner Leisure Ltd. (a)	32,900	1,308,104
		5,209,966
TOTAL DIVERSIFIED CONSUMER SERVICES		15,380,756
FOOD & STAPLES RETAILING - 2.2%
Food Retail - 0.6%
Susser Holdings Corp. (a)	320,260	2,751,033
Hypermarkets & Super Centers - 1.6%
BJ's Wholesale Club, Inc. (a)	20,300	664,013
Costco Wholesale Corp.	111,700	6,609,289
		7,273,302
TOTAL FOOD & STAPLES RETAILING		10,024,335
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 19.9%
Casinos & Gaming - 3.8%
Bally Technologies, Inc. (a)	38,900	$ 1,606,181
International Game Technology	47,300	887,821
Las Vegas Sands Corp. unit	17,977	4,599,775
MGM Mirage, Inc. (a)(c)	329,400	3,004,128
Sands China Ltd.	321,600	388,056
WMS Industries, Inc. (a)	149,250	5,970,000
Wynn Macau Ltd.	561,600	684,097
Wynn Resorts Ltd.	100	5,823
		17,145,881
Hotels, Resorts & Cruise Lines - 4.7%
Carnival Corp. unit	195,800	6,204,902
Starwood Hotels & Resorts Worldwide, Inc.	168,400	6,158,388
Wyndham Worldwide Corp.	436,900	8,812,273
		21,175,563
Leisure Facilities - 0.5%
Vail Resorts, Inc. (a)(c)	55,300	2,090,340
Restaurants - 10.9%
BJ's Restaurants, Inc. (a)	108,000	2,032,560
Darden Restaurants, Inc.	181,700	6,372,219
Jack in the Box, Inc. (a)	73,800	1,451,646
McDonald's Corp.	336,858	21,033,414
P.F. Chang's China Bistro, Inc. (a)(c)	73,387	2,782,101
Sonic Corp. (a)	174,300	1,755,201
Starbucks Corp. (a)	350,352	8,079,117
Texas Roadhouse, Inc. Class A (a)	204,400	2,295,412
Yum! Brands, Inc.	76,000	2,657,720
		48,459,390
TOTAL HOTELS, RESTAURANTS & LEISURE		88,871,174
HOUSEHOLD DURABLES - 4.7%
Home Furnishings - 1.2%
Mohawk Industries, Inc. (a)	69,600	3,312,960
Tempur-Pedic International, Inc. (a)	84,100	1,987,283
		5,300,243
Homebuilding - 2.1%
Lennar Corp. Class A	164,400	2,099,388
M.D.C. Holdings, Inc.	15,900	493,536
Meritage Homes Corp. (a)	55,700	1,076,681
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - CONTINUED
Homebuilding - continued
NVR, Inc. (a)	1,100	$ 781,781
Pulte Homes, Inc.	325,882	3,258,820
Toll Brothers, Inc. (a)	77,900	1,465,299
		9,175,505
Household Appliances - 0.8%
Whirlpool Corp.	46,971	3,788,681
Housewares & Specialties - 0.6%
Newell Rubbermaid, Inc.	178,000	2,671,780
TOTAL HOUSEHOLD DURABLES		20,936,209
INTERNET & CATALOG RETAIL - 5.3%
Catalog Retail - 0.3%
Liberty Media Corp. Interactive Series A (a)	125,000	1,355,000
Internet Retail - 5.0%
Amazon.com, Inc. (a)	132,200	17,783,544
Blue Nile, Inc. (a)	23,000	1,456,590
Expedia, Inc. (a)	113,614	2,921,016
		22,161,150
TOTAL INTERNET & CATALOG RETAIL		23,516,150
INTERNET SOFTWARE & SERVICES - 1.8%
Internet Software & Services - 1.8%
Baidu.com, Inc. sponsored ADR (a)	2,200	904,706
Google, Inc. Class A (a)	9,300	5,765,814
GREE, Inc.	6,900	426,831
NetEase.com, Inc. sponsored ADR (a)	12,100	455,081
Tencent Holdings Ltd.	21,900	473,629
		8,026,061
LEISURE EQUIPMENT & PRODUCTS - 0.4%
Leisure Products - 0.4%
Polaris Industries, Inc. (c)	43,500	1,897,905
MEDIA - 20.8%
Advertising - 1.9%
Interpublic Group of Companies, Inc. (a)	669,331	4,939,663
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Advertising - continued
Lamar Advertising Co. Class A (a)(c)	81,422	$ 2,531,410
National CineMedia, Inc.	73,325	1,214,995
		8,686,068
Cable & Satellite - 7.7%
Cablevision Systems Corp. - NY Group Class A	124,500	3,214,590
Comcast Corp. Class A	577,850	9,742,551
DIRECTV (a)	233,323	7,781,322
DISH Network Corp. Class A	105,600	2,193,312
Liberty Media Corp. Starz Series A (a)	14,020	647,023
Time Warner Cable, Inc.	183,352	7,588,939
Virgin Media, Inc.	179,900	3,027,717
		34,195,454
Movies & Entertainment - 10.1%
DreamWorks Animation SKG, Inc. Class A (a)	31,300	1,250,435
News Corp.:
Class A	159,900	2,189,031
Class B (c)	160,100	2,548,792
The Walt Disney Co.	774,000	24,961,500
Time Warner, Inc.	211,516	6,163,576
Viacom, Inc. Class B (non-vtg.) (a)	275,400	8,187,642
		45,300,976
Publishing - 1.1%
McGraw-Hill Companies, Inc.	146,500	4,909,215
TOTAL MEDIA		93,091,713
MULTILINE RETAIL - 8.1%
Department Stores - 2.3%
Kohl's Corp. (a)	105,600	5,695,008
Nordstrom, Inc. (c)	120,800	4,539,664
		10,234,672
General Merchandise Stores - 5.8%
Target Corp.	536,681	25,959,260
TOTAL MULTILINE RETAIL		36,193,932
PROFESSIONAL SERVICES - 0.2%
Human Resource & Employment Services - 0.2%
Monster Worldwide, Inc. (a)	52,100	906,540
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 22.6%
Apparel Retail - 4.6%
American Eagle Outfitters, Inc.	99,600	$ 1,691,208
Citi Trends, Inc. (a)	167,901	4,637,426
Gymboree Corp. (a)	112,200	4,879,578
Ross Stores, Inc.	95,300	4,070,263
Urban Outfitters, Inc. (a)	107,007	3,744,175
Zumiez, Inc. (a)	134,153	1,706,426
		20,729,076
Automotive Retail - 3.0%
Advance Auto Parts, Inc.	255,800	10,354,784
O'Reilly Automotive, Inc. (a)	75,700	2,885,684
		13,240,468
Computer & Electronics Retail - 1.7%
Best Buy Co., Inc.	79,660	3,143,384
Conn's, Inc. (a)(c)	121,400	708,976
hhgregg, Inc. (a)	97,400	2,145,722
RadioShack Corp.	91,600	1,786,200
		7,784,282
Home Improvement Retail - 8.5%
Home Depot, Inc.	198,697	5,748,304
Lowe's Companies, Inc.	1,157,700	27,078,604
Lumber Liquidators, Inc. (a)(c)	184,204	4,936,667
		37,763,575
Homefurnishing Retail - 0.4%
Williams-Sonoma, Inc.	81,900	1,701,882
Specialty Stores - 4.4%
Big 5 Sporting Goods Corp.	132,200	2,271,196
Cabela's, Inc. Class A (a)(c)	65,600	935,456
OfficeMax, Inc. (a)	135,000	1,713,150
Signet Jewelers Ltd. (a)	16,900	451,568
Staples, Inc.	485,712	11,943,658
Vitamin Shoppe, Inc.	57,695	1,283,137
Zale Corp. (a)(c)	352,667	959,254
		19,557,419
TOTAL SPECIALTY RETAIL		100,776,702
TEXTILES, APPAREL & LUXURY GOODS - 3.8%
Apparel, Accessories & Luxury Goods - 1.1%
G-III Apparel Group Ltd. (a)	98,387	2,132,046
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - CONTINUED
Apparel, Accessories & Luxury Goods - continued
Phillips-Van Heusen Corp.	11,100	$ 451,548
VF Corp.	31,600	2,314,384
		4,897,978
Footwear - 2.7%
Deckers Outdoor Corp. (a)	29,600	3,010,912
Iconix Brand Group, Inc. (a)	105,900	1,339,635
NIKE, Inc. Class B	118,530	7,831,277
		12,181,824
TOTAL TEXTILES, APPAREL & LUXURY GOODS		17,079,802
TOTAL COMMON STOCKS (Cost $425,189,996)		444,225,090
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.16% (d)	1,986,119	1,986,119
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	22,548,938	22,548,938
TOTAL MONEY MARKET FUNDS (Cost $24,535,057)		24,535,057
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $449,725,053)		468,760,147
NET OTHER ASSETS - (4.9)%		(21,719,602)
NET ASSETS - 100%		$ 447,040,545
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,065
Fidelity Securities Lending Cash Central Fund	16,691
Total	$ 17,756
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 444,225,090	$ 435,469,804	$ 8,755,286	$ -
Money Market Funds	24,535,057	24,535,057	-	-
Total Investments in Securities	$ 468,760,147	$ 460,004,861	$ 8,755,286	$ -
Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $452,779,416. Net unrealized appreciation aggregated $15,980,731, of which $53,194,576 related to appreciated investment securities and $37,213,845 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Consumer Staples
Central Fund

December 31, 2009

1.842161.103

CSCIP-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
BEVERAGES - 27.5%
Brewers - 6.0%
Anadolu Efes Biracilik ve Malt Sanyii AS	97,148	$ 1,090,821
Anheuser-Busch InBev SA NV	179,160	9,335,114
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	22,000	2,223,980
Molson Coors Brewing Co. Class B	295,110	13,327,168
		25,977,083
Distillers & Vintners - 4.1%
Brown-Forman Corp. Class B (non-vtg.)	20,600	1,103,542
Constellation Brands, Inc. Class A (sub. vtg.) (a)	707,388	11,268,691
Diageo PLC sponsored ADR	72,200	5,011,402
		17,383,635
Soft Drinks - 17.4%
Coca-Cola Enterprises, Inc.	313,312	6,642,214
Coca-Cola FEMSA SAB de CV sponsored ADR (c)	32,780	2,154,302
Coca-Cola Icecek AS	119,668	1,199,719
Cott Corp. (a)	800	6,594
Dr Pepper Snapple Group, Inc.	191,216	5,411,413
Embotelladora Andina SA sponsored ADR	110,900	2,262,360
Fomento Economico Mexicano SAB de CV sponsored ADR	22,510	1,077,779
Pepsi Bottling Group, Inc.	3,127	117,263
PepsiCo, Inc.	443,682	26,975,866
The Coca-Cola Co.	513,185	29,251,545
		75,099,055
TOTAL BEVERAGES		118,459,773
FOOD & STAPLES RETAILING - 22.2%
Drug Retail - 10.7%
CVS Caremark Corp.	916,443	29,518,629
Walgreen Co.	450,566	16,544,784
		46,063,413
Food Retail - 4.9%
Kroger Co.	469,904	9,647,129
Safeway, Inc.	505,378	10,759,498
Susser Holdings Corp. (a)	24,500	210,455
The Pantry, Inc. (a)	57,200	777,348
		21,394,430
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Hypermarkets & Super Centers - 6.6%
BJ's Wholesale Club, Inc. (a)	161,381	$ 5,278,773
Wal-Mart Stores, Inc.	431,608	23,069,448
		28,348,221
TOTAL FOOD & STAPLES RETAILING		95,806,064
FOOD PRODUCTS - 12.4%
Agricultural Products - 3.4%
Archer Daniels Midland Co.	207,529	6,497,733
Bunge Ltd.	65,528	4,182,652
Corn Products International, Inc.	63,800	1,864,874
SLC Agricola SA	131,600	1,230,683
Viterra, Inc. (a)	116,400	1,093,483
		14,869,425
Packaged Foods & Meats - 9.0%
Ausnutria Dairy Hunan Co. Ltd. Class H	1,341,000	1,099,834
Brasil Foods SA	1,000	25,789
Cadbury PLC sponsored ADR	823	42,294
Cermaq ASA (a)	110,200	1,064,744
Cosan Ltd. Class A (a)	33,000	287,100
Danone	29,523	1,810,279
Dean Foods Co. (a)	276,008	4,979,184
General Mills, Inc.	48,754	3,452,271
Lindt & Spruengli AG (c)	40	981,409
Nestle SA (Reg.)	277,385	13,447,996
Tyson Foods, Inc. Class A	150,015	1,840,684
Unilever NV (NY Shares)	299,400	9,679,602
		38,711,186
TOTAL FOOD PRODUCTS		53,580,611
HOUSEHOLD PRODUCTS - 17.3%
Household Products - 17.3%
Colgate-Palmolive Co.	64,094	5,265,322
Energizer Holdings, Inc. (a)	109,813	6,729,341
Procter & Gamble Co.	1,032,812	62,619,386
		74,614,049
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - 3.8%
Personal Products - 3.8%
Avon Products, Inc.	457,371	$ 14,407,187
Mead Johnson Nutrition Co. Class A	13,174	575,704
Natura Cosmeticos SA	53,100	1,122,625
		16,105,516
PHARMACEUTICALS - 3.0%
Pharmaceuticals - 3.0%
Johnson & Johnson	202,088	13,016,488
Perrigo Co.	847	33,744
		13,050,232
TOBACCO - 12.2%
Tobacco - 12.2%
Altria Group, Inc.	826,150	16,217,325
British American Tobacco PLC sponsored ADR	336,700	21,771,022
KT&G Corp.	19,287	1,065,183
Philip Morris International, Inc.	259,697	12,514,798
Souza Cruz Industria Comerico	32,300	1,085,932
		52,654,260
TOTAL COMMON STOCKS (Cost $351,487,836)		424,270,505
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.16% (d)	6,721,940	6,721,940
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	666,367	666,367
TOTAL MONEY MARKET FUNDS (Cost $7,388,307)		7,388,307
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $358,876,143)		431,658,812
NET OTHER ASSETS - (0.1)%		(220,993)
NET ASSETS - 100%		$ 431,437,819
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,951
Fidelity Securities Lending Cash Central Fund	12,314
Total	$ 17,265
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 424,270,505	$ 423,170,671	$ 1,099,834	$ -
Money Market Funds	7,388,307	7,388,307	-	-
Total Investments in Securities:	$ 431,658,812	$ 430,558,978	$ 1,099,834	$ -
Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $361,104,001. Net unrealized appreciation aggregated $70,554,811, of which $75,746,713 related to appreciated investment securities and $5,191,902 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Emerging Markets Equity
Central Fund

December 31, 2009

1.876938.101

EMQ-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Argentina - 0.4%
Banco Macro SA sponsored ADR	44,100	$ 1,312,416
Bailiwick of Jersey - 0.3%
Randgold Resources Ltd. sponsored ADR	14,800	1,170,976
Bermuda - 0.6%
Aquarius Platinum Ltd. (Australia) (a)(c)	295,505	1,950,965
Brazil - 19.3%
Anhanguera Educacional Participacoes SA unit (a)	50,470	707,970
B2W Companhia Global Do Varejo	31,600	853,907
Banco do Brasil SA	89,700	1,507,866
BM&F BOVESPA SA	259,400	1,834,998
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	147,300	2,680,640
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (c)	13,700	1,029,144
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (c)	84,700	2,704,471
Cosan SA Industria e Comercio (a)	116,400	1,688,902
Fibria Celulose SA sponsored ADR (a)(c)	62,906	1,436,773
Gerdau SA	92,000	1,167,022
Gerdau SA (PN)	70,700	1,179,956
Iguatemi Empresa de Shopping Centers SA	80,500	1,501,004
Itau Unibanco Banco Multiplo SA ADR	352,860	8,059,322
Localiza Rent A Car SA	116,100	1,272,238
Natura Cosmeticos SA	82,600	1,746,305
Net Servicos de Comunicacao SA sponsored ADR (c)	141,100	1,909,083
OGX Petroleo e Gas Participacoes SA	290,000	2,820,138
PDG Realty S.A. Empreendimentos e Participacoes	111,000	1,105,542
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	104,400	4,425,516
sponsored ADR	233,100	11,114,208
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	101,400	2,171,988
Tivit Terc de Tec E Servico SA	93,000	864,372
Vale SA (PN-A) sponsored ADR	502,300	12,467,085
Vivo Participacoes SA sponsored ADR	50,200	1,556,200
TOTAL BRAZIL		67,804,650
Canada - 1.5%
Eldorado Gold Corp. (a)	26,000	369,219
Eldorado Gold Corp. unit (a)	81,325	1,137,391
First Quantum Minerals Ltd.	16,100	1,229,892
Niko Resources Ltd.	10,000	936,563
Common Stocks - continued
	Shares	Value
Canada - continued
Sherritt International Corp.	125,700	$ 786,036
Uranium One, Inc. (a)	299,600	861,174
TOTAL CANADA		5,320,275
Cayman Islands - 2.5%
China Shanshui Cement Group Ltd.	1,293,000	938,579
Eurasia Drilling Co. Ltd. GDR (Reg. S)	58,500	994,500
Geely Automobile Holdings Ltd.	1,830,000	998,761
Hengan International Group Co. Ltd.	309,000	2,287,823
Hidili Industry International Development Ltd. (a)	1,019,000	1,267,669
Integra Group Holdings unit (a)	246,800	740,400
PCD Stores Group Ltd.	422,000	162,019
Xinao Gas Holdings Ltd.	502,000	1,285,217
TOTAL CAYMAN ISLANDS		8,674,968
China - 9.2%
Baidu.com, Inc. sponsored ADR (a)	2,600	1,069,198
China Communications Construction Co. Ltd. (H Shares)	1,789,000	1,699,785
China Construction Bank Corp. (H Shares)	7,196,000	6,146,197
China Merchants Bank Co. Ltd. (H Shares)	1,188,100	3,091,199
China Yurun Food Group Ltd.	591,000	1,753,724
Golden Eagle Retail Group Ltd. (H Shares)	501,000	1,016,192
Industrial & Commercial Bank of China Ltd. (H Shares)	7,461,000	6,144,369
Minth Group Ltd.	424,000	622,399
Parkson Retail Group Ltd.	559,000	983,641
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	376,500	3,273,603
Tencent Holdings Ltd.	154,100	3,332,702
Weichai Power Co. Ltd. (H Shares)	179,000	1,435,557
ZTE Corp. (H Shares)	279,840	1,720,444
TOTAL CHINA		32,289,010
Czech Republic - 0.4%
Ceske Energeticke Zavody AS	32,100	1,504,688
Egypt - 0.8%
Commercial International Bank Ltd.	199,600	1,985,173
Orascom Telecom Holding SAE	195,300	890,552
TOTAL EGYPT		2,875,725
Hong Kong - 6.5%
China Agri-Industries Holding Ltd.	1,697,000	2,217,059
China Mobile (Hong Kong) Ltd. sponsored ADR (c)	105,200	4,884,436
China Overseas Land & Investment Ltd.	968,000	2,028,159
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Resources Power Holdings Co. Ltd.	836,200	$ 1,656,473
CNOOC Ltd. sponsored ADR (c)	26,000	4,041,700
CNPC (Hong Kong) Ltd.	1,330,000	1,753,865
Cosco Pacific Ltd.	1,030,000	1,307,115
Hong Kong Exchanges and Clearing Ltd.	38,400	683,202
Lenovo Group Ltd.	2,524,000	1,564,119
Shanghai Industrial Holdings Ltd.	300,000	1,521,612
Sino-Ocean Land Holdings Ltd.	1,325,500	1,217,002
TOTAL HONG KONG		22,874,742
Hungary - 0.5%
OTP Bank Ltd. (a)	63,700	1,838,923
India - 8.5%
Bank of Baroda	126,202	1,397,576
Bharat Heavy Electricals Ltd.	36,757	1,903,428
Dabur India Ltd.	358,898	1,228,033
Housing Development and Infrastructure Ltd. (a)	156,613	1,217,707
Housing Development Finance Corp. Ltd.	37,341	2,152,921
Indiabulls Real Estate Ltd. (a)	178,403	875,293
Infosys Technologies Ltd. sponsored ADR	73,700	4,073,399
Jain Irrigation Systems Ltd.	62,194	1,169,035
JSW Steel Ltd.	81,279	1,774,443
Pantaloon Retail India Ltd.	89,725	772,960
Power Finance Corp. Ltd.	179,536	1,011,413
Punj Lloyd Ltd.	271,477	1,195,353
Reliance Industries Ltd.	209,462	4,921,973
Tata Consultancy Services Ltd.	116,846	1,888,897
Tata Power Co. Ltd.	74,416	2,215,083
Tata Steel Ltd.	112,286	1,494,485
Union Bank of India	131,575	748,880
TOTAL INDIA		30,040,879
Indonesia - 2.3%
PT Bank Central Asia Tbk	2,839,000	1,460,921
PT Bank Rakyat Indonesia Tbk	1,610,500	1,307,199
PT Indocement Tunggal Prakarsa Tbk	1,056,500	1,535,711
PT International Nickel Indonesia Tbk	2,487,000	963,137
PT Telkomunikasi Indonesia Tbk Series B	2,680,000	2,687,114
TOTAL INDONESIA		7,954,082
Ireland - 0.3%
Dragon Oil PLC (a)	167,600	1,052,317
Common Stocks - continued
	Shares	Value
Israel - 0.9%
Teva Pharmaceutical Industries Ltd. sponsored ADR	54,300	$ 3,050,574
Kazakhstan - 0.7%
JSC Halyk Bank of Kazakhstan unit (a)	156,200	1,483,900
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	37,400	931,260
TOTAL KAZAKHSTAN		2,415,160
Korea (South) - 9.2%
Doosan Heavy Industries & Construction Co. Ltd.	35,555	2,472,835
GS Engineering & Construction Corp.	21,791	2,027,592
Hana Financial Group, Inc.	47,700	1,345,823
Hynix Semiconductor, Inc. (a)	108,130	2,146,697
Hyundai Engineering & Construction Co. Ltd.	33,574	2,041,376
Hyundai Mobis	15,590	2,286,209
KB Financial Group, Inc. (a)	73,340	3,754,818
KT&G Corp.	34,211	1,889,406
LG Innotek Co. Ltd.	9,631	818,500
Samsung Electronics Co. Ltd.	15,294	10,479,523
Shinhan Financial Group Co. Ltd. sponsored ADR (c)	42,700	3,171,756
TOTAL KOREA (SOUTH)		32,434,535
Luxembourg - 0.8%
ArcelorMittal SA (NY Shares) Class A (c)	34,000	1,555,500
Evraz Group SA GDR	40,300	1,138,475
TOTAL LUXEMBOURG		2,693,975
Malaysia - 1.1%
Axiata Group Bhd	1,157,900	1,031,424
Bumiputra-Commerce Holdings Bhd	452,000	1,695,000
IJM Corp. Bhd	1,000,200	1,308,673
TOTAL MALAYSIA		4,035,097
Mexico - 4.8%
America Movil SAB de CV Series L sponsored ADR	144,600	6,793,308
Corporacion Geo SA de CV Series B (a)	243,200	646,240
Empresas ICA Sociedad Controladora SA de CV sponsored ADR (a)(c)	209,800	1,961,630
Fomento Economico Mexicano SAB de CV sponsored ADR	49,500	2,370,060
Grupo Financiero Banorte SAB de CV Series O	258,800	946,740
Grupo Televisa SA de CV (CPO) sponsored ADR	96,900	2,011,644
Telmex Internacional SAB de CV Series L ADR (c)	112,400	1,995,100
TOTAL MEXICO		16,724,722
Common Stocks - continued
	Shares	Value
Nigeria - 0.4%
Guaranty Trust Bank PLC GDR (Reg. S)	210,300	$ 1,261,800
Papua New Guinea - 0.3%
Oil Search Ltd.	169,680	934,304
Peru - 0.6%
Compania de Minas Buenaventura SA sponsored ADR	60,400	2,021,588
Philippines - 0.4%
Philippine Long Distance Telephone Co. sponsored ADR	23,800	1,348,746
Poland - 0.4%
Bank Polska Kasa Opieki SA (a)	24,800	1,398,340
Russia - 7.4%
Magnit OJSC GDR:
(Reg. S)	58,600	928,810
(Reg. S) (a)	26,900	423,675
Mechel Steel Group OAO sponsored ADR	101,400	1,908,348
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	91,700	1,055,467
OAO Gazprom sponsored ADR	292,200	7,319,610
OAO NOVATEK GDR	34,700	2,290,200
OAO Tatneft sponsored ADR	57,200	1,666,808
OJSC MMC Norilsk Nickel sponsored ADR (a)	162,400	2,330,440
OJSC Oil Company Rosneft GDR (Reg. S)	301,500	2,592,900
Polymetal JSC GDR (Reg. S) (a)	127,200	1,166,424
Sberbank (Savings Bank of the Russian Federation) GDR	15,100	4,237,111
TOTAL RUSSIA		25,919,793
Singapore - 0.3%
Straits Asia Resources Ltd.	646,000	1,199,957
South Africa - 5.7%
African Bank Investments Ltd.	367,200	1,476,729
Aspen Pharmacare Holdings Ltd. (a)	208,800	2,073,911
Blue Label Telecoms Ltd. (a)	1,041,300	723,711
Clicks Group Ltd.	331,396	1,218,697
Mr. Price Group Ltd.	212,200	1,002,294
MTN Group Ltd.	230,700	3,670,652
Mvelaphanda Resources Ltd. (a)	224,121	1,482,042
Naspers Ltd. Class N	62,400	2,526,316
Shoprite Holdings Ltd.	188,500	1,659,105
Standard Bank Group Ltd.	228,800	3,149,474
Truworths International Ltd.	169,100	994,974
TOTAL SOUTH AFRICA		19,977,905
Common Stocks - continued
	Shares	Value
Taiwan - 8.6%
Acer, Inc.	739,950	$ 2,225,170
Cathay Financial Holding Co. Ltd. (a)	862,000	1,608,671
China Steel Corp.	1,098,000	1,132,666
Delta Electronics, Inc.	422,000	1,319,162
Epistar Corp.	336,000	1,260,394
EVA Airways Corp. (a)	3,021,000	1,331,544
First Financial Holding Co. Ltd.	1,860,000	1,154,142
Hon Hai Precision Industry Co. Ltd. (Foxconn)	891,300	4,221,068
Largan Precision Co. Ltd.	62,380	820,943
MediaTek, Inc.	165,178	2,881,192
Prime View International Co. Ltd. (a)	349,000	918,593
Prime View International Co. Ltd. sponsored GDR (a)(d)	5,200	136,889
Synnex Technology International Corp.	492,000	1,068,897
Taiwan Mobile Co. Ltd.	808,000	1,576,093
Taiwan Semiconductor Manufacturing Co. Ltd.	806,469	1,626,047
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	379,201	4,338,059
Wintek Corp. (a)	1,499,000	1,335,464
Yuanta Financial Holding Co. Ltd.	1,943,000	1,427,337
TOTAL TAIWAN		30,382,331
Thailand - 0.9%
Advanced Info Service PCL (For. Reg.)	488,300	1,262,719
Siam Commercial Bank PCL (For. Reg.)	717,600	1,861,040
TOTAL THAILAND		3,123,759
Turkey - 1.1%
Asya Katilim Bankasi AS (a)	545,000	1,260,326
Turkiye Garanti Bankasi AS	651,000	2,762,899
TOTAL TURKEY		4,023,225
United Arab Emirates - 0.5%
DP World Ltd.	4,136,076	1,778,513
United Kingdom - 1.3%
Hikma Pharmaceuticals PLC	209,630	1,727,847
Tullow Oil PLC	52,759	1,112,727
Xstrata PLC (a)	105,131	1,904,663
TOTAL UNITED KINGDOM		4,745,237
Common Stocks - continued
	Shares	Value
United States of America - 0.8%
Central European Distribution Corp. (a)	42,000	$ 1,193,220
Freeport-McMoRan Copper & Gold, Inc.	20,000	1,605,800
TOTAL UNITED STATES OF AMERICA		2,799,020
TOTAL COMMON STOCKS (Cost $276,377,063)		348,933,197
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 0.16% (e)	2,368,305	2,368,305
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(e)	20,702,858	20,702,858
TOTAL MONEY MARKET FUNDS (Cost $23,071,163)		23,071,163
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $299,448,226)		372,004,360
NET OTHER ASSETS - (5.9)%		(20,822,939)
NET ASSETS - 100%		$ 351,181,421
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $136,889 or 0.0% of net assets.

(e) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the Fund at period end. A complete unaudited listing of the Fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,386
Fidelity Securities Lending Cash Central Fund	9,661
Total	$ 12,047
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 67,804,650	$ 67,804,650	$ -	$ -
Korea (South)	32,434,535	32,434,535	-	-
China	32,289,010	1,069,198	31,219,812	-
Taiwan	30,382,331	30,382,331	-	-
India	30,040,879	29,267,919	772,960	-
Russia	25,919,793	25,919,793	-	-
Hong Kong	22,874,742	8,926,136	13,948,606	-
South Africa	19,977,905	19,977,905	-	-
Mexico	16,724,722	16,724,722	-	-
Other	70,484,630	63,544,562	6,940,068	-
Money Market Funds	23,071,163	23,071,163	-	-
Total Investments in Securities:	$ 372,004,360	$ 319,122,914	$ 52,881,446	$ -
Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $299,546,831. Net unrealized appreciation aggregated $72,457,529, of which $76,388,113 related to appreciated investment securities and $3,930,584 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Energy
Central Fund

December 31, 2009

1.842160.103

ENCIP-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.7%
Construction & Engineering - 0.7%
Jacobs Engineering Group, Inc. (a)	91,358	$ 3,435,974
ELECTRICAL EQUIPMENT - 2.8%
Electrical Components & Equipment - 2.7%
centrotherm photovoltaics AG (a)	18,100	1,093,523
Energy Conversion Devices, Inc. (a)(c)	78,454	829,259
Evergreen Solar, Inc. (a)(c)	233,725	352,925
First Solar, Inc. (a)(c)	35,600	4,820,240
JA Solar Holdings Co. Ltd. ADR (a)(c)	688,016	3,921,691
SunPower Corp.:
Class A (a)	17,000	402,560
Class B (a)	84,100	1,761,895
		13,182,093
Heavy Electrical Equipment - 0.1%
Vestas Wind Systems AS (a)	9,904	603,990
TOTAL ELECTRICAL EQUIPMENT		13,786,083
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	18,700	1,263,559
ENERGY EQUIPMENT & SERVICES - 35.8%
Oil & Gas Drilling - 12.1%
Atwood Oceanics, Inc. (a)	49,739	1,783,143
Ensco International Ltd. ADR	63,900	2,552,166
Helmerich & Payne, Inc.	168,598	6,723,688
Hercules Offshore, Inc. (a)	117,893	563,529
Nabors Industries Ltd. (a)	493,284	10,797,987
Noble Corp.	373,297	15,193,188
Northern Offshore Ltd. (a)	778,500	1,276,020
Patterson-UTI Energy, Inc.	82,872	1,272,085
Pride International, Inc. (a)	94,500	3,015,495
Transocean Ltd. (a)	192,175	15,912,090
		59,089,391
Oil & Gas Equipment & Services - 23.7%
Baker Hughes, Inc.	27,600	1,117,248
Basic Energy Services, Inc. (a)	37,140	330,546
BJ Services Co.	914,906	17,017,252
Cameron International Corp. (a)	15,600	652,080
Complete Production Services, Inc. (a)	39,246	510,198
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - continued
Core Laboratories NV	16,900	$ 1,996,228
Dresser-Rand Group, Inc. (a)	27,700	875,597
Exterran Holdings, Inc. (a)	60,795	1,304,053
Global Industries Ltd. (a)	225,803	1,609,975
Halliburton Co.	279,100	8,398,119
Helix Energy Solutions Group, Inc. (a)	49,900	586,325
Key Energy Services, Inc. (a)	52,500	461,475
National Oilwell Varco, Inc.	352,895	15,559,141
Newpark Resources, Inc. (a)	18,419	77,912
Oceaneering International, Inc. (a)	63,130	3,694,368
Oil States International, Inc. (a)	18,300	719,007
Schlumberger Ltd.	495,278	32,237,641
Smith International, Inc.	253,564	6,889,334
Superior Energy Services, Inc. (a)	131,756	3,200,353
Superior Well Services, Inc. (a)	6,200	88,412
TSC Offshore Group Ltd. (a)	1,216,000	435,840
Weatherford International Ltd. (a)	891,726	15,970,813
Willbros Group, Inc. (a)	141,999	2,395,523
		116,127,440
TOTAL ENERGY EQUIPMENT & SERVICES		175,216,831
GAS UTILITIES - 0.6%
Gas Utilities - 0.6%
Questar Corp.	58,472	2,430,681
Zhongyu Gas Holdings Ltd. (a)	4,720,000	467,007
		2,897,688
METALS & MINING - 0.3%
Diversified Metals & Mining - 0.3%
Teck Resources Ltd. Class B (sub. vtg.) (a)	46,000	1,612,069
OIL, GAS & CONSUMABLE FUELS - 58.8%
Coal & Consumable Fuels - 10.8%
Alpha Natural Resources, Inc. (a)	371,591	16,119,618
Arch Coal, Inc.	466,787	10,386,011
Centennial Coal Co. Ltd.	162,357	583,349
Cloud Peak Energy, Inc.	53,395	777,431
CONSOL Energy, Inc.	153,849	7,661,680
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Coal & Consumable Fuels - continued
Massey Energy Co.	403,120	$ 16,935,071
PT Bumi Resources Tbk	1,973,500	507,772
		52,970,932
Integrated Oil & Gas - 13.5%
BG Group PLC	78,545	1,424,272
BP PLC sponsored ADR	286,900	16,631,593
Chevron Corp.	13,094	1,008,107
ConocoPhillips	1,418	72,417
Hess Corp.	947	57,294
Marathon Oil Corp.	483,126	15,083,194
Occidental Petroleum Corp.	357,200	29,058,220
Royal Dutch Shell PLC Class A sponsored ADR	41,200	2,476,532
		65,811,629
Oil & Gas Exploration & Production - 33.0%
Anadarko Petroleum Corp.	254,700	15,898,374
Apache Corp.	84,700	8,738,499
Arena Resources, Inc. (a)	68,490	2,953,289
Brigham Exploration Co. (a)	83,900	1,136,845
Cabot Oil & Gas Corp.	326,300	14,223,417
Canadian Natural Resources Ltd.	66,100	4,781,421
Comstock Resources, Inc. (a)	129,553	5,255,965
Denbury Resources, Inc. (a)	95,051	1,406,755
EOG Resources, Inc.	47,869	4,657,654
EXCO Resources, Inc.	489,225	10,386,247
Newfield Exploration Co. (a)	104,226	5,026,820
Niko Resources Ltd.	11,700	1,095,779
OPTI Canada, Inc. (a)	124,800	241,131
Painted Pony Petroleum Ltd. Class A (a)	88,700	489,659
Petrobank Energy & Resources Ltd. (a)	18,600	906,587
Petrohawk Energy Corp. (a)	734,000	17,608,660
Pioneer Natural Resources Co.	10,800	520,236
Range Resources Corp.	57,826	2,882,626
Southwestern Energy Co. (a)	597,600	28,804,320
Ultra Petroleum Corp. (a)	78,700	3,923,982
Whiting Petroleum Corp. (a)	90,276	6,450,220
XTO Energy, Inc.	523,500	24,358,455
		161,746,941
Oil & Gas Refining & Marketing - 1.5%
Frontier Oil Corp.	291,144	3,505,374
Tesoro Corp. (c)	30,800	417,340
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - continued
Valero Energy Corp.	126,700	$ 2,122,225
World Fuel Services Corp. (c)	46,800	1,253,772
		7,298,711
Oil & Gas Storage & Transport - 0.0%
Williams Companies, Inc.	3,173	66,887
TOTAL OIL, GAS & CONSUMABLE FUELS		287,895,100
TOTAL COMMON STOCKS (Cost $454,350,391)		486,107,304
Convertible Bonds - 0.1%
Principal Amount
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
SunPower Corp. 4.75% 4/15/14 (Cost $310,000)	$ 310,000	351,478
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.16% (d)	3,711,993	3,711,993
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	10,803,625	10,803,625
TOTAL MONEY MARKET FUNDS (Cost $14,515,618)		14,515,618
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $469,176,009)		500,974,400
NET OTHER ASSETS - (2.3)%		(11,056,007)
NET ASSETS - 100%		$ 489,918,393
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,048
Fidelity Securities Lending Cash Central Fund	45,216
Total	$ 47,264
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 486,107,304	$ 485,204,457	$ 902,847	$ -
Convertible Bonds	351,478	-	351,478	-
Money Market Funds	14,515,618	14,515,618	-	-
Total Investments in Securities:	$ 500,974,400	$ 499,720,075	$ 1,254,325	$ -
Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $486,310,034. Net unrealized appreciation aggregated $14,664,366, of which $68,994,226 related to appreciated investment securities and $54,329,860 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Financials
Central Fund

December 31, 2009

1.842159.103

FNCIP-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CAPITAL MARKETS - 34.8%
Asset Management & Custody Banks - 15.7%
AllianceBernstein Holding LP	318,300	$ 8,944,230
Bank of New York Mellon Corp.	893,286	24,985,209
Bank Sarasin & Co. Ltd. Series B (Reg.)	197,361	7,452,620
EFG International	798,636	11,029,499
Franklin Resources, Inc.	75,965	8,002,913
GLG Partners, Inc. (a)	92,600	298,172
Janus Capital Group, Inc.	167,000	2,246,150
Legg Mason, Inc.	253,967	7,659,645
State Street Corp.	562,776	24,503,267
The Blackstone Group LP	474,900	6,230,688
U.S. Global Investments, Inc. Class A	129,900	1,599,069
		102,951,462
Investment Banking & Brokerage - 19.1%
Broadpoint Gleacher Securities Group, Inc. (a)(c)	2,961,902	13,210,083
Charles Schwab Corp.	1,758,700	33,098,733
Evercore Partners, Inc. Class A	206,855	6,288,392
GFI Group, Inc.	1,692,124	7,733,007
Jefferies Group, Inc. (a)(c)	374,648	8,890,397
Lazard Ltd. Class A	133,500	5,068,995
MF Global Ltd. (a)	2,339,145	16,257,058
Morgan Stanley	1,103,300	32,657,680
TD Ameritrade Holding Corp. (a)	82,700	1,602,726
		124,807,071
TOTAL CAPITAL MARKETS		227,758,533
COMMERCIAL BANKS - 21.0%
Diversified Banks - 13.7%
Banco Macro SA sponsored ADR (c)	452,256	13,459,139
Barclays PLC Sponsored ADR (c)	1,179,800	20,764,480
BBVA Banco Frances SA sponsored ADR	333,820	2,099,728
China Citic Bank Corp. Ltd. Class H	20,901,000	17,691,287
China Merchants Bank Co. Ltd. (H Shares)	495,000	1,287,891
Comerica, Inc.	136,700	4,042,219
KB Financial Group, Inc. ADR (a)	16,811	854,839
Mizuho Financial Group, Inc.	1,314,800	2,365,551
U.S. Bancorp, Delaware	278,800	6,275,788
Wells Fargo & Co.	775,400	20,928,046
		89,768,968
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - 7.3%
Fifth Third Bancorp	202,000	$ 1,969,500
Glacier Bancorp, Inc. (c)	375,017	5,145,233
Huntington Bancshares, Inc.	330,700	1,207,055
KeyCorp	2,376,078	13,187,233
Nara Bancorp, Inc.	148,361	1,682,414
PNC Financial Services Group, Inc.	7,440	392,758
Regions Financial Corp.	272,300	1,440,467
SVB Financial Group (a)	158,900	6,624,541
Umpqua Holdings Corp.	455,484	6,108,040
Wintrust Financial Corp.	319,822	9,847,319
		47,604,560
TOTAL COMMERCIAL BANKS		137,373,528
CONSUMER FINANCE - 0.1%
Consumer Finance - 0.1%
Promise Co. Ltd. (c)	107,700	827,022
DIVERSIFIED CONSUMER SERVICES - 1.3%
Specialized Consumer Services - 1.3%
Sotheby's Class A (ltd. vtg.) (c)	375,386	8,438,677
DIVERSIFIED FINANCIAL SERVICES - 16.7%
Other Diversified Financial Services - 13.1%
Bank of America Corp. (c)	1,741,200	26,222,472
Citigroup, Inc.	9,773,700	32,350,947
JPMorgan Chase & Co.	659,000	27,460,530
		86,033,949
Specialized Finance - 3.6%
BM&F BOVESPA SA	43,400	307,012
JSE Ltd.	73,000	593,852
Moody's Corp. (c)	849,741	22,773,059
		23,673,923
TOTAL DIVERSIFIED FINANCIAL SERVICES		109,707,872
HOTELS, RESTAURANTS & LEISURE - 0.2%
Casinos & Gaming - 0.2%
Wynn Macau Ltd.	1,019,600	1,241,997
Common Stocks - continued
	Shares	Value
INSURANCE - 7.7%
Insurance Brokers - 0.3%
Aon Corp.	45,500	$ 1,744,470
Life & Health Insurance - 0.2%
Principal Financial Group, Inc.	58,201	1,399,152
Multi-Line Insurance - 3.3%
Assurant, Inc.	118,496	3,493,262
Genworth Financial, Inc. Class A (a)	1,136,800	12,902,680
Hartford Financial Services Group, Inc.	222,680	5,179,537
		21,575,479
Property & Casualty Insurance - 2.4%
CNA Financial Corp. (a)(c)	341,236	8,189,664
XL Capital Ltd. Class A	410,011	7,515,502
		15,705,166
Reinsurance - 1.5%
Everest Re Group Ltd.	89,027	7,627,833
Transatlantic Holdings, Inc.	7,400	385,614
Validus Holdings Ltd.	81,382	2,192,431
		10,205,878
TOTAL INSURANCE		50,630,145
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
China Finance Online Co. Ltd. ADR (a)	837,025	6,110,283
IT SERVICES - 6.5%
Data Processing & Outsourced Services - 6.0%
Euronet Worldwide, Inc. (a)	821,675	18,035,766
MasterCard, Inc. Class A	47,200	12,082,256
MoneyGram International, Inc. (a)(c)	2,120,281	6,106,409
Visa, Inc. Class A	34,898	3,052,179
		39,276,610
IT Consulting & Other Services - 0.5%
Cognizant Technology Solutions Corp. Class A (a)	55,400	2,509,620
Satyam Computer Services Ltd. sponsored ADR (a)(c)	164,000	756,040
		3,265,660
TOTAL IT SERVICES		42,542,270
Common Stocks - continued
	Shares	Value
MEDIA - 4.4%
Advertising - 0.4%
SearchMedia Holdings Ltd. (a)	369,900	$ 2,703,969
Publishing - 4.0%
McGraw-Hill Companies, Inc.	784,177	26,277,771
TOTAL MEDIA		28,981,740
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Residential REITs - 0.4%
UDR, Inc.	152,309	2,503,960
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.8%
Diversified Real Estate Activities - 0.4%
Mitsubishi Estate Co. Ltd.	152,000	2,427,985
Real Estate Development - 2.4%
Central China Real Estate Ltd.	8,761,000	2,497,098
Xinyuan Real Estate Co. Ltd. ADR (a)	2,912,223	13,017,637
		15,514,735
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		17,942,720
ROAD & RAIL - 0.6%
Trucking - 0.6%
Arkansas Best Corp.	103,527	3,046,800
Dollar Thrifty Automotive Group, Inc. (a)	33,889	867,897
		3,914,697
SPECIALTY RETAIL - 0.1%
Home Improvement Retail - 0.1%
Home Depot, Inc.	29,600	856,328
THRIFTS & MORTGAGE FINANCE - 0.3%
Thrifts & Mortgage Finance - 0.3%
Washington Federal, Inc.	103,377	1,999,311
Washington Mutual, Inc. (a)	543,828	75,864
		2,075,175
TOTAL COMMON STOCKS (Cost $618,976,296)		640,904,947
Convertible Preferred Stocks - 0.7%
	Shares	Value
COMMERCIAL BANKS - 0.0%
Regional Banks - 0.0%
UCBH Holdings, Inc. Series B, 8.50%	100	$ 779
DIVERSIFIED FINANCIAL SERVICES - 0.7%
Other Diversified Financial Services - 0.7%
Bank of America Corp.	306,300	4,569,996
THRIFTS & MORTGAGE FINANCE - 0.0%
Thrifts & Mortgage Finance - 0.0%
Fannie Mae 8.75% (a)	225,600	397,056
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,180,432)		4,967,831
Money Market Funds - 11.3%

Fidelity Cash Central Fund, 0.16% (d)	1,847,812	1,847,812
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	72,194,386	72,194,386
TOTAL MONEY MARKET FUNDS (Cost $74,042,198)		74,042,198
TOTAL INVESTMENT PORTFOLIO - 109.8% (Cost $698,198,926)		719,914,976
NET OTHER ASSETS - (9.8)%		(64,317,041)
NET ASSETS - 100%		$ 655,597,935
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,047
Fidelity Securities Lending Cash Central Fund	32,901
Total	$ 41,948
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 640,904,947	$ 612,566,116	$ 28,338,831	$ -
Convertible Preferred Stocks	4,967,831	4,569,996	397,835	-
Money Market Funds	74,042,198	74,042,198	-	-
Total Investments in Securities:	$ 719,914,976	$ 691,178,310	$ 28,736,666	$ -
Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $743,176,401. Net unrealized depreciation aggregated $23,261,425, of which $64,450,829 related to appreciated investment securities and $87,712,254 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Floating Rate
Central Fund

December 31, 2009

1.811346.105

FR1-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (e) - 89.3%
	Principal Amount	Value
Aerospace - 0.9%
McKechnie Aerospace Holdings Ltd.:
Tranche 1LN, term loan 2.24% 5/11/14 (d)	$ 1,102,835	$ 1,036,665
Tranche 2LN, term loan 5.24% 5/11/15 pay-in-kind (d)	860,000	705,200
Sequa Corp. term loan 3.8786% 12/3/14 (d)	17,402,472	15,488,200
TransDigm, Inc. term loan 2.2488% 6/23/13 (d)	9,760,000	9,320,800
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 2.49% 9/29/13 (d)	1,552,000	1,482,160
Tranche 2LN, term loan 5.99% 3/28/14 (d)	570,000	504,450
		28,537,475
Air Transportation - 1.2%
Delta Air Lines, Inc.:
Tranche 1LN:
Revolving Credit-Linked Deposit 2.2828% 4/30/12 (d)	9,860,978	8,726,965
term loan 8.75% 9/27/13 (d)	5,211,938	5,231,482
Tranche 2LN, term loan 3.5344% 4/30/14 (d)	13,647,242	11,395,447
US Airways Group, Inc. term loan 2.7806% 3/23/14 (d)	15,955,000	10,929,175
		36,283,069
Automotive - 6.6%
AM General LLC:
term loan 6.0006% 4/17/12 (d)	23,416,801	21,543,457
Credit-Linked Deposit 3.2313% 9/30/12 (d)	444,716	424,703
Tranche B, term loan 3.2669% 9/30/13 (d)	9,457,735	9,032,137
Federal-Mogul Corp.:
Tranche B, term loan 2.1675% 12/27/14 (d)	61,100,773	51,477,401
Tranche C, term loan 2.1675% 12/27/15 (d)	31,173,864	25,796,372
Ford Motor Co. term loan 3.2871% 12/15/13 (d)	67,924,506	62,999,979
Lear Corp. term loan 7.5% 10/25/14 (d)	3,225,000	3,225,000
Oshkosh Co. Tranche B, term loan 6.2681% 12/6/13 (d)	9,157,270	9,157,270
Rexnord Corp. Tranche B, term loan 2.7862% 7/19/13 (d)	4,740,820	4,432,666
Visteon Corp. term loan 4.426% 6/13/13 (a)(d)	10,805,000	11,885,500
		199,974,485
Broadcasting - 3.0%
Nexstar Broadcasting, Inc. Tranche B, term loan 5.0017% 10/1/12 (d)	5,346,376	4,998,862
Floating Rate Loans (e) - continued
	Principal Amount	Value
Broadcasting - continued
Univision Communications, Inc. Tranche 1LN, term loan 2.5006% 9/29/14 (d)	$ 68,180,000	$ 58,805,250
VNU, Inc. term loan 2.2347% 8/9/13 (d)	30,186,985	28,224,831
		92,028,943
Cable TV - 5.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (d)	74,583,455	69,735,531
CSC Holdings, Inc. Tranche B, term loan 2.0037% 3/31/13 (d)	38,200,520	37,054,505
Discovery Communications, Inc. term loan 2.2506% 5/14/14 (d)	14,656,416	14,399,929
Liberty Cablevision of Puerto Rico LTC term loan 2.2331% 6/15/14 (d)	1,998,750	1,638,975
San Juan Cable, Inc. Tranche 1LN, term loan 2.04% 10/31/12 (d)	5,325,823	4,953,016
UPC Broadband Holding BV:
Tranche N1, term loan 1.9853% 12/31/14 (d)	25,199,627	23,750,649
Tranche T, term loan 3.7353% 12/31/16 (d)	2,429,363	2,365,592
		153,898,197
Capital Goods - 1.5%
Baker Tanks, Inc. Tranche C, term loan 2.5058% 5/8/14 (d)	1,443,000	1,139,970
Chart Industries, Inc. Tranche B, term loan 2.3125% 10/17/12 (d)	226,667	221,000
Dresser, Inc.:
Tranche 2LN, term loan 6.001% 5/4/15 pay-in-kind (d)	18,963,460	17,730,835
Tranche B 1LN, term loan 2.5213% 5/4/14 (d)	8,108,052	7,621,569
EnergySolutions, Inc.:
Credit-Linked Deposit 3.99% 6/7/13 (d)	415,935	390,979
term loan 4.01% 6/7/13 (d)	9,615,229	9,278,696
Kinetek Industries, Inc. Tranche B 1LN, term loan 2.9246% 11/10/13 (d)	1,171,851	761,703
Polypore, Inc. Tranche B, term loan 2.49% 7/3/14 (d)	9,902,620	9,308,463
		46,453,215
Chemicals - 2.9%
Ashland, Inc. Tranche B, term loan 7.65% 5/13/14 (d)	5,812,853	5,885,514
Celanese Holding LLC term loan 2.0369% 4/2/14 (d)	6,832,443	6,422,496
Lyondell Chemical Co. term loan:
5.7941% 4/6/10 (d)	2,621,533	2,719,840
5.7982% 12/20/13 (d)	25,739,101	19,046,935
Floating Rate Loans (e) - continued
	Principal Amount	Value
Chemicals - continued
Lyondell Chemical Co. term loan: - continued
8.6678% 4/6/10 (d)(f)	$ 13,946,709	$ 14,539,444
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5% 12/4/13 (d)	7,262,564	6,536,308
Nalco Co. term loan 5.75% 5/13/16 (d)	9,367,925	9,508,444
Solutia, Inc. term loan 7.25% 2/28/14 (d)	11,735,653	11,955,697
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9.25% 6/20/10 (d)	7,669,529	7,737,021
Tranche B 2LN, term loan 9.25% 6/20/10 (d)	2,060,471	2,078,603
		86,430,302
Consumer Products - 1.5%
Huish Detergents, Inc.:
Tranche 2LN, term loan 4.51% 10/26/14 (d)	4,710,000	4,403,850
Tranche B 1LN, term loan 2.01% 4/26/14 (d)	14,558,056	13,575,387
Jarden Corp.:
Tranche B1, term loan 2.0006% 1/24/12 (d)	1,559,694	1,516,802
Tranche B2, term loan 2.0006% 1/24/12 (d)	474,966	461,904
Tranche B4, term loan 3.5006% 1/26/15 (d)	2,316,795	2,287,835
Simmons Bedding Co. Tranche D, term loan 10.5% 12/19/11 (d)	4,461,139	4,416,527
Sports Authority, Inc. Tranche B, term loan 2.5006% 5/3/13 (d)	20,764,789	17,234,775
		43,897,080
Containers - 1.4%
Anchor Glass Container Corp. term loan 6.75% 6/20/14 (d)	15,262,172	15,262,172
Crown Holdings, Inc.:
term loan B 1.9831% 11/15/12 (d)	1,920,000	1,867,200
Tranche B, term loan 1.9831% 11/15/12 (d)	10,896,000	10,596,360
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.7347% 6/14/13 (d)	14,376,319	13,801,266
		41,526,998
Diversified Financial Services - 5.2%
AlixPartners LLP Tranche C, term loan 2.2615% 10/12/13 (d)	17,388,892	16,736,808
AX Acquisition Corp. Tranche B1, term loan 3.5625% 8/15/14 (d)	7,633,143	6,903,414
BRSP LLC term loan 7.5% 6/24/14 (d)	10,075,275	9,823,393
Clear Channel Capital I LLC Tranche B, term loan 3.8809% 1/29/16 (d)	4,840,000	4,017,200
Floating Rate Loans (e) - continued
	Principal Amount	Value
Diversified Financial Services - continued
DaimlerChrysler Financial Services Tranche 1LN, term loan 4.24% 8/3/12 (d)	$ 19,363,641	$ 18,976,368
Lender Processing Services, Inc. Tranche B, term loan 2.7309% 6/18/14 (d)	8,229,675	8,229,675
LPL Investment Holdings, Inc. Tranche D, term loan 2.0063% 6/28/13 (d)	9,700,688	9,021,639
Nuveen Investments, Inc. term loan 3.2813% 11/13/14 (d)	12,735,394	11,079,793
Royalty Pharma Finance Trust Tranche B, term loan 2.5006% 4/16/13 (d)	33,108,755	32,281,036
Springboard Finance LLC Tranche B, term loan 9% 11/19/14 (d)	14,070,000	14,492,100
SW Acquisitions Co., Inc. Tranche B, term loan 5.75% 12/1/16 (d)	14,715,000	14,844,492
Tempus Public Foundation Generation Holdings LLC:
revolver loan 2.2506% 12/15/11 (d)	584,903	555,658
Credit-Linked Deposit 2.2506% 12/15/13 (d)	1,865,840	1,772,548
Tranche 1LN, term loan 2.2309% 12/15/13 (d)	4,828,525	4,587,099
Tranche 2LN, term loan 4.4851% 12/15/14 (d)	3,280,000	2,820,800
		156,142,023
Diversified Media - 0.5%
Advanstar, Inc. Tranche 1LN, term loan 2.5006% 5/31/14 (d)	4,670,250	3,175,770
Advantage Sales & Marketing LLC term loan 2.29% 3/29/13 (d)	2,059,104	1,935,558
Affinion Group, Inc. Tranche B, term loan 2.7309% 10/17/12 (d)	4,032,901	3,790,927
Muzak Holdings LLC term loan 8% 4/15/08 (d)	4,571,189	4,251,205
Quebecor Media, Inc. Tranche B, term loan 2.2844% 1/17/13 (d)	2,483,250	2,359,088
		15,512,548
Electric Utilities - 7.3%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2313% 3/30/12 (d)	2,882,655	2,623,216
term loan 3.2506% 3/30/14 (d)	22,071,316	20,084,898
Bicent Power LLC Tranche 2LN, term loan 4.26% 12/31/14 (d)	7,570,000	5,261,150
Calpine Corp. Tranche D, term loan 3.135% 3/29/14 (d)	36,622,273	34,241,825
Energy Investors Funds term loan 1.9819% 4/11/14 (d)	3,657,981	3,566,531
Floating Rate Loans (e) - continued
	Principal Amount	Value
Electric Utilities - continued
MACH Gen LLC Credit-Linked Deposit 2.2506% 2/22/13 (d)	$ 242,828	$ 223,402
Mirant North America LLC term loan 1.9809% 1/3/13 (d)	11,516,747	11,171,245
Nebraska Energy, Inc. Tranche 2LN, term loan 4.8125% 5/1/14 (d)	8,170,000	6,903,650
NRG Energy, Inc.:
term loan 1.9964% 2/1/13 (d)	3,831,043	3,639,490
Credit-Linked Deposit 2.0006% 2/1/13 (d)	2,264,395	2,151,176
Texas Competitive Electric Holdings Co. LLC Tranche DD, term loan 3.7349% 10/10/14 (d)	34,154,400	27,152,748
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7751% 10/10/14 (d)	8,729,269	7,136,178
Tranche B2, term loan 3.7349% 10/10/14 (d)	85,931,598	69,819,424
Tranche B3, term loan 3.7349% 10/10/14 (d)	34,097,908	27,534,061
		221,508,994
Energy - 0.7%
Alon USA, Inc. term loan 2.4866% 8/4/13 (d)	2,103,700	1,703,997
Helix Energy Solutions Group, Inc. Tranche B, term loan 2.2324% 7/1/13 (d)	2,483,632	2,378,077
Nebraska Energy, Inc.:
Tranche 1LN, Credit-Linked Deposit 2.8125% 11/1/13 (d)	1,587,480	1,448,575
Tranche B 1LN, term loan 2.75% 11/1/13 (d)	10,611,140	9,682,665
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 2.2506% 10/31/12 (d)	279,616	276,820
term loan 2.2309% 10/31/12 (d)	347,703	344,226
Venoco, Inc. Tranche 2LN, term loan 4.25% 5/7/14 (d)	5,093,201	4,583,881
		20,418,241
Entertainment/Film - 1.2%
LodgeNet Entertainment Corp. term loan 2.26% 4/4/14 (d)	4,388,762	3,949,886
MGM Holdings II, Inc.:
Tranche B, term loan 20.5% 4/8/12 (a)(d)	23,057,383	14,699,082
Tranche B1, term loan 20.5% 4/8/12 (a)(d)	5,497,554	3,504,690
National CineMedia LLC term loan 2.01% 2/13/15 (d)	16,210,000	15,358,975
		37,512,633
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.23% 3/30/14 (d)	214,500	174,818
Floating Rate Loans (e) - continued
	Principal Amount	Value
Food and Drug Retail - 1.7%
GNC Corp. term loan 2.5249% 9/16/13 (d)	$ 23,098,199	$ 21,481,325
Rite Aid Corp.:
Tranche ABL, term loan 1.99% 6/4/14 (d)	28,986,001	25,507,681
Tranche B4, term loan 9.5% 6/15/15 (d)	5,000,000	5,181,250
		52,170,256
Food/Beverage/Tobacco - 0.9%
Advance Food Co.:
Tranche 1LN, term loan 1.99% 3/16/14 (d)	1,790,828	1,660,993
Tranche DD 1LN, term loan 1.99% 3/16/14 (d)	154,672	143,458
Dean Foods Co. Tranche B, term loan 1.635% 4/2/14 (d)	10,660,696	10,340,875
Jetro Holdings, Inc. term loan 2.4999% 7/2/14 (d)	14,461,441	13,810,676
Michael Foods, Inc. Tranche B, term loan 6.5% 5/1/14 (d)	1,664,292	1,680,935
		27,636,937
Gaming - 4.0%
Centaur Gaming LLC:
Tranche 1LN, term loan 9.25% 10/30/12 (a)(d)	6,925,024	6,016,115
Tranche 2LN, term loan 14.25% 10/30/12 (a)(d)	2,955,152	735,094
Fantasy Springs Resort Casino term loan 12% 8/6/12 (d)	7,224,819	5,057,374
Greenwood Racing, Inc. term loan 2.49% 11/28/11 (d)	6,886,237	6,507,494
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.2822% 1/28/15 (d)	14,499,470	11,763,420
Tranche B2, term loan 3.2822% 1/28/15 (d)	4,609,410	3,751,138
Harrah's Operating Co., Inc. Tranche B4, term loan 9.5% 10/31/16 (d)	9,735,000	9,735,000
Kerzner International Ltd.:
term loan 3.2512% 9/1/13 (d)	27,946,137	16,208,759
Class DD, term loan 3.254% 9/1/13 (d)	15,266,817	8,854,754
MGM Mirage, Inc. term loan 6% 10/3/11 (d)	16,850,029	15,544,152
Venetian Macau Ltd.:
Tranche B, term loan 4.76% 5/26/13 (d)	14,673,889	13,866,825
Tranche DD, term loan 4.76% 5/26/12 (d)	7,304,616	6,902,862
Venetian Macau US Finance, Inc. Tranche B, term loan 4.76% 5/25/13 (d)	16,311,710	15,414,566
		120,357,553
Healthcare - 10.1%
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 2.2347% 2/7/12 (d)	8,541,990	8,200,311
Floating Rate Loans (e) - continued
	Principal Amount	Value
Healthcare - continued
Casella Waste Systems, Inc. Tranche B 1LN, term loan 7% 4/9/14 (d)	$ 3,980,000	$ 4,009,850
Community Health Systems, Inc.:
Tranche B, term loan 2.5056% 7/25/14 (d)	38,295,234	35,901,782
Tranche DD, term loan 2.5056% 7/25/14 (d)	1,957,921	1,835,551
Concentra Operating Corp. Tranche B 1LN, term loan 2.51% 6/25/14 (d)	6,812,689	6,335,801
Fresenius Medical Care Holdings, Inc.:
Tranche B 1LN, term loan 6.75% 9/10/14 (d)	6,765,669	6,824,869
Tranche B 2LN, term loan 6.75% 9/10/14 (d)	3,644,743	3,676,635
Golden Gate National Senior Care LLC:
Tranche 1LN, term loan 2.9809% 3/14/11 (d)	3,614,164	3,469,598
Tranche 2LN, term loan 7.9809% 9/14/11 (d)	9,060,000	8,199,300
Graceway Pharmaceuticals LLC:
Tranche B 1LN, term loan 2.9809% 5/3/12 (d)	6,985,419	4,470,668
Tranche B 2LN, term loan 6.7309% 5/3/13 (d)	11,785,000	2,298,075
HCA, Inc. Tranche B, term loan 2.5006% 11/17/13 (d)	100,745,965	96,716,118
HealthSouth Corp. term loan:
2.51% 3/10/13 (d)	4,206,224	3,995,912
4.01% 3/15/14 (d)	3,461,904	3,358,046
Hologic, Inc. Tranche B, term loan 3.5% 3/31/13 (d)	1,310,560	1,290,902
Manor Care, Inc. term loan 2.7321% 12/21/14 (d)	9,333,546	8,820,201
Mylan, Inc. Tranche B, term loan 3.5509% 10/2/14 (d)	19,139,351	18,708,716
National Renal Institutes, Inc. Tranche B, term loan 5.3125% 3/31/13 (d)	9,316,412	8,384,771
PTS Acquisition Corp. term loan 2.4809% 4/10/14 (d)	15,816,274	13,839,239
Rural/Metro Operating Co., LLC term loan 6% 12/9/14 (d)	7,785,000	7,823,925
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 2.5197% 6/15/14 (d)	20,773,894	19,215,852
Tranche 2LN, term loan 5.9809% 6/15/15 (d)	8,000,000	7,080,000
Sun Healthcare Group, Inc.:
Credit-Linked Deposit 2.2506% 4/19/13 (d)	1,903,817	1,761,031
Tranche B, term loan 2.3952% 4/19/14 (d)	8,973,877	8,300,836
Team Health, Inc. term loan 2.2623% 11/22/12 (d)	6,357,554	6,071,464
VWR Funding, Inc. term loan 2.7309% 6/29/14 (d)	7,462,500	6,716,250
Warner Chilcott Corp.:
Tranche A, term loan 5.5% 10/30/14 (d)	3,300,000	3,300,000
Tranche B, term loan 5.75% 4/30/15 (d)	5,280,000	5,280,000
		305,885,703
Floating Rate Loans (e) - continued
	Principal Amount	Value
Homebuilding/Real Estate - 2.0%
Capital Automotive (REIT) Tranche C, term loan 2.74% 12/14/12 (d)	$ 14,990,978	$ 13,341,971
CB Richard Ellis Services, Inc. Tranche B1, term loan 6.5001% 12/20/15 (d)	8,527,273	8,122,227
General Growth Properties, Inc. Tranche A1, term loan 1.79% 2/24/10 (a)(d)	13,560,526	12,814,697
Realogy Corp.:
Credit-Linked Deposit 3.2457% 10/10/13 (d)	3,900,445	3,481,148
Tranche 2LN, term loan 13.5% 10/15/17	4,865,000	5,181,225
Tranche B, term loan 3.2869% 10/10/13 (d)	14,487,369	12,929,977
Tranche DD, term loan 3.2857% 10/10/13 (d)	4,974,555	4,414,917
		60,286,162
Insurance - 0.3%
USI Holdings Corp. Tranche B, term loan 3.01% 5/4/14 (d)	10,826,572	9,608,583
Leisure - 2.3%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 2.7756% 6/8/12 (d)	6,971,191	6,552,920
Cannery Casino Resorts LLC:
term loan 2.4847% 5/18/13 (d)	2,327,002	2,001,222
Tranche B, term loan 2.4831% 5/18/13 (d)	2,448,688	2,105,872
London Arena & Waterfront Finance LLC Tranche A, term loan 2.7444% 3/8/12 (d)	2,585,410	2,326,869
Six Flags, Inc. Tranche B, term loan 2.49% 4/30/15 (d)	11,863,991	11,567,391
Southwest Sports Group, Inc. Tranche B, term loan 6.75% 12/22/10 (a)(d)	14,600,000	12,045,000
Universal City Development Partners Ltd. Tranche B, term loan 6.5% 11/6/14 (d)	32,995,000	33,159,975
		69,759,249
Metals/Mining - 0.3%
Oxbow Carbon LLC Tranche B, term loan 2.2624% 5/8/14 (d)	10,598,559	9,989,142
Paper - 0.8%
Georgia-Pacific Corp.:
Tranche B 1LN, term loan 2.5407% 12/20/12 (d)	5,072,144	4,926,320
Tranche C, term loan 3.5008% 12/23/14 (d)	5,812,037	5,790,241
Graphic Packaging International, Inc. Tranche C, term loan 3.0701% 5/16/14 (d)	6,990,091	6,797,864
Smurfit-Stone Container Enterprises, Inc. term loan 2.8997% 11/11/11 (d)	7,573,414	7,403,012
		24,917,437
Floating Rate Loans (e) - continued
	Principal Amount	Value
Publishing/Printing - 3.0%
Cengage Learning, Inc. Tranche B, term loan 2.75% 7/5/14 (d)	$ 26,788,125	$ 24,377,194
Cenveo Corp.:
Tranche C, term loan 4.7534% 6/21/13 (d)	18,187,923	17,642,286
Tranche DD, term loan 4.7534% 6/21/13 (d)	520,379	504,768
Getty Images, Inc. term loan 6.25% 7/2/15 (d)	9,076,852	9,122,236
Idearc, Inc., term loan 10.25% 12/31/15 (d)	2,633,266	2,541,102
Newsday LLC term loan:
6.5344% 8/1/13 (d)	4,000,000	4,000,000
10.5% 8/1/13	8,000,000	8,540,000
Quebecor World, Inc. term loan 9% 7/12/12 (d)	5,175,638	5,175,638
The Reader's Digest Association, Inc. term loan:
0.4723% 3/2/14 (a)(d)	17,984,458	9,172,074
13.5% 8/26/10 (d)	1,640,000	1,709,700
Tribune Co. Tranche X, term loan 7.0838% 3/17/09 (a)(d)	8,655,238	4,500,724
Yell Group PLC Tranche B1, term loan 3.9809% 7/31/14 (d)	6,017,447	4,392,736
		91,678,458
Railroad - 0.4%
Helm Holding Corp. Tranche B 1LN, term loan 2.5091% 7/8/11 (d)	1,027,327	945,141
Kansas City Southern Railway Co. Tranche B, term loan 2.0226% 4/28/13 (d)	10,849,099	10,089,662
		11,034,803
Restaurants - 0.5%
Del Taco term loan 9.75% 3/29/13 (d)	5,218,946	5,062,378
NPC International, Inc. term loan 2.0171% 5/3/13 (d)	1,998,075	1,878,190
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5177% 6/14/13 (d)	802,388	653,946
term loan 2.67% 6/14/14 (d)	9,039,437	7,367,141
		14,961,655
Services - 3.2%
Adesa, Inc. term loan 2.99% 10/20/13 (d)	6,488,056	6,066,332
Affinion Group Holdings, Inc. term loan 8.2731% 3/1/12 (d)	5,238,252	4,487,786
ARAMARK Corp.:
Credit-Linked Deposit 2.1447% 1/26/14 (d)	797,583	749,728
term loan 2.1256% 1/26/14 (d)	12,123,698	11,396,276
Floating Rate Loans (e) - continued
	Principal Amount	Value
Services - continued
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 4.04% 4/19/12 (d)	$ 12,128,154	$ 11,764,309
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.5625% 2/7/14 (d)	1,988,762	1,859,493
Bright Horizons Family Solutions, Inc. Tranche B, term loan 7.5% 5/28/15 (d)	2,560,999	2,535,389
Central Parking Corp.:
Credit-Linked Deposit 2.563% 5/22/14 (d)	3,236,777	2,395,215
Tranche 2LN, term loan 4.8125% 11/22/14 (d)	1,950,000	1,053,000
Tranche B 1LN, term loan 2.5625% 5/22/14 (d)	4,465,212	3,304,257
Educate, Inc.:
Tranche 1LN, term loan 3.7739% 6/14/13 (d)	46,404	44,083
Tranche 2LN, term loan 5.51% 6/14/14 (d)	2,700,000	2,322,000
Education Management LLC/Education Management Finance Corp. Tranche C, term loan 2.0625% 6/1/13 (d)	10,924,241	10,214,165
Florida Career College Holdings, Inc. Tranche B, term loan 2.5006% 6/7/13 (d)	8,162,694	6,775,036
Hertz Corp.:
Credit-Linked Deposit 2.0034% 12/21/12 (d)	2,898,844	2,739,407
Tranche B, term loan 2.0207% 12/21/12 (d)	19,425,253	18,356,864
Sedgwick CMS Holdings, Inc. Tranche B, term loan 2.5006% 1/31/13 (d)	1,127,542	1,057,070
West Corp.:
Tranche B2, term loan 2.6076% 10/24/13 (d)	4,722,139	4,403,395
Tranche B4, term loan 4.1076% 7/15/16 (d)	6,859,120	6,550,460
		98,074,265
Specialty Retailing - 1.7%
Burlington Coat Factory Warehouse Corp. term loan 2.51% 5/28/13 (d)	4,804,178	4,371,802
Claire's Stores, Inc. term loan 3.0006% 5/29/14 (d)	7,047,865	5,497,335
Michaels Stores, Inc.:
Tranche B1, term loan 2.5625% 10/31/13 (d)	5,843,800	5,274,029
Tranche B2, term loan 4.8125% 7/31/16 (d)	7,864,434	7,392,568
Sally Holdings LLC Tranche B, term loan 2.48% 11/16/13 (d)	9,151,777	8,774,724
Toys 'R' Us, Inc. term loan 4.4813% 7/19/12 (d)	20,000,000	19,450,000
		50,760,458
Floating Rate Loans (e) - continued
	Principal Amount	Value
Steels - 0.2%
Tube City IMS Corp.:
term loan 2.5006% 1/25/14 (d)	$ 4,547,811	$ 4,093,030
Revolving Credit-Linked Deposit 2.2506% 1/25/14 (d)	566,838	510,154
		4,603,184
Super Retail - 0.8%
Dollar General Corp. Tranche B1, term loan 3.0054% 7/6/14 (d)	15,979,700	15,260,614
Harbor Freight Tools USA, Inc. Tranche C, term loan 9.7251% 2/12/13 (d)	1,036,505	1,036,505
J. Crew Group, Inc. term loan 2.031% 5/15/13 (d)	3,018,644	2,867,712
PETCO Animal Supplies, Inc. term loan 2.5006% 10/26/13 (d)	5,792,641	5,488,527
		24,653,358
Technology - 8.4%
Affiliated Computer Services, Inc.:
term loan 2.2313% 3/20/13 (d)	8,371,804	8,329,945
Tranche B2, term loan 2.2327% 3/20/13 (d)	6,207,097	6,176,062
Avaya, Inc. term loan 3.0106% 10/26/14 (d)	8,725,076	7,569,004
First Data Corp.:
Tranche B1, term loan 2.9833% 9/24/14 (d)	14,664,899	13,088,422
Tranche B2, term loan 2.9988% 9/24/14 (d)	22,013,712	19,647,238
Tranche B3, term loan 2.9988% 9/24/14 (d)	22,017,303	19,650,443
Flextronics International Ltd.:
Tranche B A1, term loan 2.5344% 10/1/14 (d)	7,442,682	7,033,334
Flextronics International Ltd.: - continued
Tranche B-A, term loan 2.5138% 10/1/14 (d)	25,900,533	24,476,004
Freescale Semiconductor, Inc. term loan 1.9853% 12/1/13 (d)	50,015,440	44,013,588
Intergraph Corp.:
Tranche 1LN, term loan 2.2556% 5/29/14 (d)	14,832,753	14,313,606
Tranche 2LN, term loan 6.2556% 11/29/14 (d)	3,950,000	3,713,000
Kronos, Inc.:
Tranche 1LN, term loan 2.2506% 6/11/14 (d)	19,437,224	17,882,246
Tranche 2LN, term loan 6.0006% 6/11/15 (d)	30,920,000	26,591,200
Macrovision Solutions Corp. Tranche B, term loan 6% 5/1/13 (d)	3,066,134	3,066,134
Serena Software, Inc. term loan 2.2566% 3/10/13 (d)	6,969,500	6,272,550
SunGard Data Systems, Inc. term loan 1.9847% 2/28/14 (d)	32,488,201	31,188,673
		253,011,449
Floating Rate Loans (e) - continued
	Principal Amount	Value
Telecommunications - 8.3%
Asurion Corp.:
Tranche 1LN, term loan 3.2398% 7/3/14 (d)	$ 19,451,250	$ 18,624,572
Tranche 2LN, term loan 6.7341% 7/3/15 (d)	11,805,000	11,450,850
Consolidated Communications, Inc. term loan 2.74% 12/31/14 (d)	5,000,000	4,650,000
Crown Castle International Corp. Tranche B, term loan 1.7309% 3/6/14 (d)	5,047,275	4,946,330
Digicel International Finance Ltd.:
term loan 2.8125% 3/30/12 (d)	61,151,223	58,552,296
Tranche C, term loan 2.8125% 3/23/12 (d)	2,354,214	2,254,160
FairPoint Communications, Inc. Tranche B, term loan 5% 3/31/15 (a)(d)	15,000,000	11,700,000
Intelsat Jackson Holdings Ltd. term loan 3.2347% 2/1/14 (d)	47,923,189	43,370,486
Intelsat Ltd. Tranche B, term loan 2.7347% 7/3/13 (d)	20,445,419	19,832,056
Knology, Inc. term loan 2.4809% 6/30/12 (d)	9,018,492	8,522,475
Level 3 Financing, Inc. term loan 2.53% 3/13/14 (d)	29,770,000	27,016,275
Nuvox, Inc. Tranche B, term loan 3.5051% 5/31/14 (d)	3,178,500	3,146,715
PanAmSat Corp.:
Tranche B2 A, term loan 2.7347% 1/3/14 (d)	6,855,376	6,529,746
Tranche B2 B, term loan 2.7347% 1/3/14 (d)	6,853,283	6,527,752
Tranche B2 C, term loan 2.7347% 1/3/14 (d)	6,853,283	6,527,752
Telesat Holding, Inc.:
Tranche A, term loan 3.24% 10/31/14 (d)	4,163,987	4,007,837
Tranche DD, term loan 3.24% 10/31/14 (d)	356,908	343,524
Wind Telecomunicazioni SpA:
Tranche B 1LN, term loan 3.9256% 5/26/13 (d)	2,355,000	2,278,463
Tranche C 1LN, term loan 4.9256% 5/26/14 (d)	2,355,000	2,278,463
Windstream Corp. Tranche B2, term loan 3.04% 12/17/15 (d)	7,177,497	6,998,060
		249,557,812
Textiles & Apparel - 0.8%
Hanesbrands, Inc. term loan 5.25% 12/10/15 (d)	3,900,000	3,939,000
Iconix Brand Group, Inc. term loan 2.49% 4/30/13 (d)	10,920,247	10,292,333
Levi Strauss & Co. term loan 2.4819% 4/4/14 (d)	11,550,000	10,395,000
		24,626,333
Floating Rate Loans (e) - continued
	Principal Amount	Value
Trucking & Freight - 0.6%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (d)	$ 18,561,769	$ 16,984,018
TOTAL FLOATING RATE LOANS (Cost $2,703,375,401)		2,700,855,836
Nonconvertible Bonds - 6.3%

Auto Parts Distribution - 0.0%
Affinia Group, Inc. 10.75% 8/15/16 (c)	890,000	964,538
Automotive - 0.4%
General Motors Acceptance Corp. 6.875% 9/15/11	12,500,000	12,375,000
Cable TV - 0.0%
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16 (c)	1,286,037	1,514,309
Capital Goods - 0.2%
Esco Corp. 4.1286% 12/15/13 (c)(d)	5,250,000	4,567,500
Energy - 0.4%
SandRidge Energy, Inc. 3.9147% 4/1/14 (d)	12,000,000	10,740,000
Gaming - 0.7%
Chukchansi Economic Development Authority 4.0244% 11/15/12 (c)(d)	8,886,000	6,220,200
MGM Mirage, Inc.:
10.375% 5/15/14 (c)	3,350,000	3,651,500
11.125% 11/15/17 (c)	4,715,000	5,210,075
13% 11/15/13	4,720,000	5,416,200
		20,497,975
Insurance - 0.1%
USI Holdings Corp. 4.1475% 11/15/14 (c)(d)	3,050,000	2,504,813
Leisure - 0.4%
Harrah's Escrow Corp. 11.25% 6/1/17 (c)	7,075,000	7,446,438
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15 (c)	3,260,000	3,190,725
		10,637,163
Metals/Mining - 1.0%
FMG Finance Property Ltd. 4.2556% 9/1/11 (c)(d)	15,065,000	14,763,700
Freeport-McMoRan Copper & Gold, Inc. 3.8813% 4/1/15 (d)	9,420,000	9,372,900
Teck Resources Ltd. 9.75% 5/15/14	6,590,000	7,619,688
		31,756,288
Nonconvertible Bonds - continued
	Principal Amount	Value
Paper - 0.2%
NewPage Corp. 11.375% 12/31/14 (c)	$ 5,405,000	$ 5,486,075
Services - 0.5%
ARAMARK Corp. 3.7806% 2/1/15 (d)	10,595,000	9,694,425
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.7725% 5/15/14 (d)	7,975,000	6,539,500
		16,233,925
Technology - 1.2%
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (b)(c)	10,259,000	9,505,712
Freescale Semiconductor, Inc. 4.1286% 12/15/14 (d)	18,925,000	15,613,125
GeoEye, Inc. 9.625% 10/1/15 (c)	1,150,000	1,183,063
NXP BV 3.0344% 10/15/13 (d)	13,280,000	11,221,600
		37,523,500
Telecommunications - 1.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (c)	7,300,000	7,382,125
Clearwire Escrow Corp. 12% 12/1/15 (c)	3,000,000	3,033,750
DigitalGlobe, Inc. 10.5% 5/1/14 (c)	3,635,000	3,907,625
Qwest Corp. 3.5036% 6/15/13 (d)	15,410,000	14,832,125
		29,155,625
Textiles & Apparel - 0.2%
Hanesbrands, Inc. 3.8308% 12/15/14 (d)	6,590,000	6,260,500
TOTAL NONCONVERTIBLE BONDS (Cost $188,097,314)		190,217,211
Common Stocks - 0.0%
Shares
Publishing/Printing - 0.0%
SuperMedia, Inc. (g) (Cost $427,315)	12,209	427,315
Other - 0.0%
Principal Amount
Idearc, Inc. Claim (g) (Cost $29)	$ 2,903,495	29
Cash Equivalents - 5.7%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.01%, dated 12/31/09 due 1/4/10 (Collateralized by U.S. Government Obligations) # (Cost $171,280,000)	$ 171,280,182	$ 171,280,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $3,063,180,059)		3,062,780,391
NET OTHER ASSETS - (1.3)%		(40,170,327)
NET ASSETS - 100%		$ 3,022,610,064
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,532,148 or 2.7% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $4,647,473 and $4,844,990, respectively. The coupon rate will be determined at time of settlement.

(g) Non-income producing.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$171,280,000 due 1/04/10 at 0.01%
BNP Paribas Securities Corp.	$ 14,777,155
Mizuho Securities USA, Inc.	156,502,845
$ 171,280,000
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 427,315	$ -	$ 427,315	$ -
Corporate Bonds	190,217,211	-	190,217,211	-
Floating Rate Loans	2,700,855,836	-	2,695,464,661	5,391,175
Cash Equivalents	171,280,000	-	171,280,000	-
Other	29	-	-	29
Total Investments in Securities:	$ 3,062,780,391	$ -	$ 3,057,389,187	$ 5,391,204
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 5,268,298
Total Realized Gain (Loss)	(142)
Total Unrealized Gain (Loss)	139,361
Cost of Purchases	29
Proceeds of Sales	(16,294)
Amortization/Accretion	(48)
Transfers in/out of Level 3	-
Ending Balance	$ 5,391,204
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2009	$ 139,361

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $3,025,838,969. Net unrealized appreciation aggregated $36,941,422, of which $170,832,045 related to appreciated investment securities and $133,890,623 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Health Care
Central Fund

December 31, 2009

1.842158.103

HCCIP-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
BIOTECHNOLOGY - 14.3%
Biotechnology - 14.3%
Acorda Therapeutics, Inc. (a)	95,800	$ 2,416,076
Affymax, Inc. (a)	54,800	1,355,752
Alexion Pharmaceuticals, Inc. (a)	100,593	4,910,950
Alnylam Pharmaceuticals, Inc. (a)(c)	72,063	1,269,750
Amgen, Inc. (a)	157,510	8,910,341
Biogen Idec, Inc. (a)	369,265	19,755,678
BioMarin Pharmaceutical, Inc. (a)	315,371	5,932,129
Dendreon Corp. (a)	61,700	1,621,476
Genzyme Corp. (a)	44,513	2,181,582
Gilead Sciences, Inc. (a)	90,424	3,913,551
Human Genome Sciences, Inc. (a)	63,800	1,952,280
Incyte Corp. (a)(c)	417,599	3,804,327
Micromet, Inc. (a)(c)	82,961	552,520
Myriad Genetics, Inc. (a)	111,755	2,916,806
OSI Pharmaceuticals, Inc. (a)	99,000	3,071,970
PDL BioPharma, Inc.	419,452	2,877,441
Protalix BioTherapeutics, Inc. (a)(c)	220,031	1,456,605
Targacept, Inc. (a)	99,580	2,083,214
Theravance, Inc. (a)	75,826	991,046
United Therapeutics Corp. (a)	172,700	9,092,655
		81,066,149
CHEMICALS - 0.8%
Fertilizers & Agricultural Chemicals - 0.8%
Monsanto Co.	56,100	4,586,175
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Carriage Services, Inc. (a)	322,000	1,265,460
Stewart Enterprises, Inc. Class A	239,120	1,231,468
		2,496,928
ELECTRONIC EQUIPMENT & COMPONENTS - 1.9%
Electronic Equipment & Instruments - 1.9%
Agilent Technologies, Inc. (a)	346,200	10,756,434
FOOD & STAPLES RETAILING - 1.6%
Drug Retail - 1.6%
Walgreen Co.	242,392	8,900,634
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 20.2%
Health Care Equipment - 17.6%
Abiomed, Inc. (a)	167,639	$ 1,465,165
ArthroCare Corp. (a)	98,859	2,342,958
Baxter International, Inc.	106,965	6,276,706
C. R. Bard, Inc.	208,160	16,215,664
CareFusion Corp. (a)	139,200	3,481,392
Conceptus, Inc. (a)	132,586	2,487,313
Covidien PLC	691,492	33,115,552
Edwards Lifesciences Corp. (a)	105,303	9,145,566
ev3, Inc. (a)	231,543	3,088,784
HeartWare International, Inc. (a)	45,455	1,612,289
HeartWare International, Inc. CDI (a)	862,237	871,317
Micrus Endovascular Corp. (a)	209,970	3,151,650
Nobel Biocare Holding AG (Switzerland)	124,181	4,171,148
NuVasive, Inc. (a)(c)	111,900	3,578,562
Orthofix International NV (a)	64,138	1,986,354
Orthovita, Inc. (a)	416,700	1,462,617
Osmetech PLC (a)	15,129,434	459,687
William Demant Holding AS (a)	20,078	1,516,071
Wright Medical Group, Inc. (a)	171,209	3,244,411
		99,673,206
Health Care Supplies - 2.6%
AGA Medical Holdings, Inc.	63,100	931,987
Cooper Companies, Inc.	129,706	4,944,393
InfuSystems Holdings, Inc. (a)	492,800	1,084,160
Inverness Medical Innovations, Inc. (a)(c)	163,000	6,766,130
RTI Biologics, Inc. (a)	314,325	1,207,008
		14,933,678
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		114,606,884
HEALTH CARE PROVIDERS & SERVICES - 21.8%
Health Care Distributors & Services - 2.1%
Henry Schein, Inc. (a)	164,900	8,673,740
Profarma Distribuidora de Produtos Farmaceuticos SA	211,500	2,061,609
Sinopharm Group Co. Ltd. Class H	316,800	1,113,254
		11,848,603
Health Care Facilities - 2.5%
Emeritus Corp. (a)	119,449	2,239,669
Hanger Orthopedic Group, Inc. (a)	233,677	3,231,753
Health Management Associates, Inc. Class A (a)	485,200	3,527,404
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Facilities - continued
Sunrise Senior Living, Inc. (a)(c)	373,530	$ 1,202,767
Universal Health Services, Inc. Class B	135,000	4,117,500
		14,319,093
Health Care Services - 10.4%
Clarient, Inc. (a)	324,711	860,484
Emergency Medical Services Corp. Class A (a)	25,400	1,375,410
Express Scripts, Inc. (a)	282,912	24,457,742
Genoptix, Inc. (a)	28,600	1,016,158
Health Grades, Inc. (a)	344,146	1,476,386
LHC Group, Inc. (a)	58,300	1,959,463
Medco Health Solutions, Inc. (a)	416,618	26,626,056
RehabCare Group, Inc. (a)	28,400	864,212
		58,635,911
Managed Health Care - 6.8%
Aetna, Inc.	259,167	8,215,594
CIGNA Corp.	366,906	12,940,775
Health Net, Inc. (a)	148,000	3,446,920
Humana, Inc. (a)	33,966	1,490,768
WellPoint, Inc. (a)	215,200	12,544,008
		38,638,065
TOTAL HEALTH CARE PROVIDERS & SERVICES		123,441,672
HEALTH CARE TECHNOLOGY - 1.9%
Health Care Technology - 1.9%
Allscripts-Misys Healthcare Solutions, Inc. (a)	152,535	3,085,783
Cerner Corp. (a)	76,167	6,279,207
Computer Programs & Systems, Inc.	31,601	1,455,226
		10,820,216
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
WebMD Health Corp. Class A (a)	76,975	2,962,768
LIFE SCIENCES TOOLS & SERVICES - 8.6%
Life Sciences Tools & Services - 8.6%
Bruker BioSciences Corp. (a)	160,784	1,939,055
Covance, Inc. (a)	83,000	4,529,310
ICON PLC sponsored ADR (a)	113,300	2,462,009
Illumina, Inc. (a)(c)	553,990	16,979,794
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
Life Technologies Corp. (a)	208,200	$ 10,874,286
PerkinElmer, Inc.	155,000	3,191,450
QIAGEN NV (a)(c)	378,501	8,448,142
		48,424,046
PHARMACEUTICALS - 26.5%
Pharmaceuticals - 26.5%
Abbott Laboratories	174,782	9,436,480
Allergan, Inc.	421,728	26,573,081
Ardea Biosciences, Inc. (a)	136,900	1,916,600
Auxilium Pharmaceuticals, Inc. (a)	25,300	758,494
Cadence Pharmaceuticals, Inc. (a)(c)	225,209	2,177,771
Endo Pharmaceuticals Holdings, Inc. (a)	131,500	2,697,065
Hikma Pharmaceuticals PLC	140,735	1,159,989
King Pharmaceuticals, Inc. (a)	618,500	7,588,995
Merck & Co., Inc.	623,070	22,766,978
Mitsubishi Tanabe Pharma Corp.	7,000	87,387
Optimer Pharmaceuticals, Inc. (a)	105,201	1,186,667
Pfizer, Inc.	2,695,607	49,033,090
Piramal Healthcare Ltd.	99,952	803,320
Pronova BioPharma ASA (a)	476,900	1,448,156
Shire PLC sponsored ADR	152,300	8,940,010
Teva Pharmaceutical Industries Ltd. sponsored ADR	130,229	7,316,265
ViroPharma, Inc. (a)	376,221	3,156,494
Warner Chilcott PLC (a)	95,195	2,710,202
		149,757,044
TOTAL COMMON STOCKS (Cost $481,244,279)		557,818,950
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 0.16% (d)	8,065,121	8,065,121
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	25,878,209	25,878,209
TOTAL MONEY MARKET FUNDS (Cost $33,943,330)		33,943,330
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $515,187,609)		591,762,280
NET OTHER ASSETS - (4.5)%		(25,428,455)
NET ASSETS - 100%		$ 566,333,825
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,467
Fidelity Securities Lending Cash Central Fund	17,748
Total	$ 164,180
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 557,818,950	$ 556,618,309	$ 1,200,641	$ -
Money Market Funds	33,943,330	33,943,330	-	-
Total Investments in Securities:	$ 591,762,280	$ 590,561,639	$ 1,200,641	$ -
Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $523,957,271. Net unrealized appreciation aggregated $67,805,009, of which $83,663,649 related to appreciated investment securities and $15,858,640 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® High Income
Central Fund 1

December 31, 2009

1.811332.105

HP1-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.6%
	Principal Amount	Value
Convertible Bonds - 0.5%
Energy - 0.2%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 912,000	$ 809,582
Energy Conversion Devices, Inc. 3% 6/15/13	470,000	296,100
		1,105,682
Technology - 0.3%
Advanced Micro Devices, Inc. 6% 5/1/15	511,000	458,009
Lucent Technologies, Inc. 2.875% 6/15/25	1,313,700	1,117,466
		1,575,475
TOTAL CONVERTIBLE BONDS		2,681,157
Nonconvertible Bonds - 88.1%
Aerospace - 0.5%
BE Aerospace, Inc. 8.5% 7/1/18	1,030,000	1,091,800
Sequa Corp.:
11.75% 12/1/15 (e)	485,000	453,475
13.5% 12/1/15 pay-in-kind (e)	319,663	297,287
Triumph Group, Inc. 8% 11/15/17 (e)	965,000	984,300
		2,826,862
Air Transportation - 2.5%
American Airlines, Inc. 10.5% 10/15/12 (e)	1,475,000	1,534,000
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	1,605,000	1,532,775
6.977% 11/23/22	123,666	99,552
8.608% 10/1/12	390,000	376,350
10.375% 7/2/19	870,000	961,350
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	370,551	337,201
7.73% 9/15/12	203,400	199,332
7.875% 7/2/18	362,505	311,754
8.388% 5/1/22	229,494	209,987
9.798% 4/1/21	3,391,205	2,712,964
Continental Airlines, Inc. 9.25% 5/10/17	485,000	493,488
Delta Air Lines, Inc. 9.5% 9/15/14 (e)	770,000	788,288
Delta Air Lines, Inc. pass-thru trust certificates:
7.57% 11/18/10	1,145,000	1,160,744
8.021% 8/10/22	351,436	308,385
8.954% 8/10/14	346,418	304,848
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	249,869	217,386
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	$ 664,722	$ 465,306
9.75% 1/15/17	1,110,000	1,140,525
12% 1/15/16 (e)	395,000	386,606
		13,540,841
Automotive - 3.7%
ArvinMeritor, Inc. 8.125% 9/15/15	1,480,000	1,413,400
Ford Motor Co.:
6.375% 2/1/29	670,000	492,450
6.625% 10/1/28	1,135,000	851,250
7.45% 7/16/31	1,030,000	910,263
Ford Motor Credit Co. LLC:
7.25% 10/25/11	2,555,000	2,580,274
7.5% 8/1/12	1,655,000	1,671,550
8% 6/1/14	1,570,000	1,623,977
8% 12/15/16	1,010,000	1,011,342
8.125% 1/15/20	1,585,000	1,569,150
12% 5/15/15	1,610,000	1,875,650
General Motors Acceptance Corp.:
6.875% 9/15/11	1,050,000	1,039,500
6.875% 8/28/12	1,890,000	1,823,850
Navistar International Corp. 8.25% 11/1/21	745,000	759,900
Tenneco, Inc. 8.625% 11/15/14	1,255,000	1,255,000
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	1,020,000	1,124,550
		20,002,106
Banks and Thrifts - 2.6%
Bank of America Corp.:
8% (f)	450,000	434,250
8.125% (f)	1,345,000	1,297,925
CIT Group, Inc.:
7% 5/1/13	167,280	157,243
7% 5/1/14	250,921	229,593
7% 5/1/15	250,921	224,574
7% 5/1/16	418,202	365,927
7% 5/1/17	585,485	507,908
Citigroup Capital XXI 8.3% 12/21/77 (f)	1,959,597	1,886,112
Fifth Third Capital Trust IV 6.65% 4/15/37 (f)	2,305,000	1,671,125
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks and Thrifts - continued
GMAC LLC:
6.625% 5/15/12	$ 200,000	$ 195,000
6.75% 12/1/14 (e)	3,130,000	2,942,200
6.875% 9/15/11 (e)	1,340,000	1,329,950
8% 11/1/31 (e)	1,600,000	1,448,000
Zions Bancorp 7.75% 9/23/14	1,660,000	1,464,950
		14,154,757
Broadcasting - 1.8%
Belo Corp. 8% 11/15/16	770,000	791,175
Clear Channel Communications, Inc.:
4.5% 1/15/10	490,000	485,100
5.5% 9/15/14	2,035,000	1,332,925
6.25% 3/15/11	455,000	425,994
10.75% 8/1/16	455,000	359,450
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (e)	260,000	265,200
Series B 9.25% 12/15/17 (e)	1,030,000	1,060,900
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (c)(e)	2,520,000	2,128,770
Univision Communications, Inc. 12% 7/1/14 (e)	900,000	990,000
UPC Holding BV 9.875% 4/15/18 (e)	1,560,000	1,645,800
		9,485,314
Cable TV - 2.5%
Cablevision Systems Corp. 8.625% 9/15/17 (e)	1,355,000	1,399,038
Cequel Communications Holdings / LLC and Cequel Capital Corp. 8.625% 11/15/17 (e)	1,815,000	1,828,613
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16 (e)	333,687	392,916
CSC Holdings, Inc.:
8.5% 4/15/14 (e)	920,000	976,350
8.5% 6/15/15 (e)	800,000	852,000
8.625% 2/15/19 (e)	750,000	804,375
EchoStar Communications Corp.:
7% 10/1/13	2,355,000	2,425,650
7.125% 2/1/16	550,000	561,000
Kabel Deutschland GmbH 10.625% 7/1/14	1,275,000	1,338,750
UPC Germany GmbH 8.125% 12/1/17 (e)	1,310,000	1,323,100
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
Videotron Ltd.:
9.125% 4/15/18 (e)	$ 780,000	$ 854,100
9.125% 4/15/18	625,000	684,375
		13,440,267
Capital Goods - 1.3%
Case Corp. 7.25% 1/15/16	1,670,000	1,649,125
Case New Holland, Inc. 7.75% 9/1/13 (e)	1,725,000	1,742,250
Leucadia National Corp. 7.125% 3/15/17	855,000	807,975
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14	810,000	814,050
9.5% 8/1/14 (e)	222,000	219,780
11.75% 8/1/16	765,000	765,000
Terex Corp. 8% 11/15/17	1,010,000	964,550
		6,962,730
Chemicals - 1.1%
Huntsman International LLC 5.5% 6/30/16 (e)	1,480,000	1,304,324
NOVA Chemicals Corp.:
3.6494% 11/15/13 (f)	845,000	768,950
6.5% 1/15/12	1,850,000	1,850,000
8.375% 11/1/16 (e)	900,000	920,250
8.625% 11/1/19 (e)	895,000	921,850
		5,765,374
Consumer Products - 0.6%
Jostens Holding Corp. 10.25% 12/1/13	3,135,000	3,236,888
Containers - 2.0%
Berry Plastics Corp. 5.0344% 2/15/15 (f)	770,000	698,775
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp.:
8.25% 11/15/15 (e)	1,760,000	1,768,800
8.875% 9/15/14 (e)	670,000	648,225
Crown Cork & Seal, Inc. 7.375% 12/15/26	2,755,000	2,555,263
Greif, Inc. 6.75% 2/1/17	3,670,000	3,624,125
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	1,025,000	1,076,250
Owens-Illinois, Inc. 7.8% 5/15/18	460,000	465,750
		10,837,188
Department Stores - 0.0%
Neiman Marcus Group, Inc. 10.375% 10/15/15	210,000	205,275
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - 0.8%
ILFC E-Capital Trust II 6.25% 12/21/65 (e)(f)	$ 580,000	$ 298,700
International Lease Finance Corp.:
5.625% 9/20/13	175,000	137,272
5.65% 6/1/14	605,000	457,234
6.375% 3/25/13	165,000	135,660
6.625% 11/15/13	375,000	301,869
National Money Mart Co. 10.375% 12/15/16 (e)	1,380,000	1,416,294
Reliance Intermediate Holdings LP 9.5% 12/15/19 (e)	1,400,000	1,477,000
Sprint Capital Corp. 8.75% 3/15/32	135,000	127,238
		4,351,267
Diversified Media - 2.5%
Affinion Group, Inc. 11.5% 10/15/15	920,000	954,500
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	565,000	540,988
10% 7/15/17	515,000	571,650
Lamar Media Corp.:
Series B, 6.625% 8/15/15	90,000	86,400
6.625% 8/15/15	695,000	674,150
Liberty Media Corp.:
5.7% 5/15/13	680,000	647,700
8.25% 2/1/30	120,000	109,950
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (b)	2,465,000	2,255,475
10% 8/1/14	1,605,000	1,669,200
11.5% 5/1/16	1,050,000	1,173,375
11.625% 2/1/14	2,625,000	2,949,844
Quebecor Media, Inc.:
7.75% 3/15/16	790,000	784,075
7.75% 3/15/16	1,010,000	1,002,425
		13,419,732
Electric Utilities - 6.4%
AES Corp.:
7.75% 3/1/14	555,000	563,325
7.75% 10/15/15	1,945,000	1,974,175
8% 10/15/17	905,000	925,363
9.75% 4/15/16 (e)	700,000	766,500
Aquila, Inc. 11.875% 7/1/12 (f)	70,000	81,057
Calpine Construction Finance Co. LP 8% 6/1/16 (e)	1,365,000	1,405,950
Dynegy Holdings, Inc. 7.5% 6/1/15 (e)	920,000	846,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Edison Mission Energy:
7% 5/15/17	$ 460,000	$ 363,400
7.2% 5/15/19	995,000	748,738
7.625% 5/15/27	890,000	596,300
Energy Future Holdings:
10.875% 11/1/17	3,175,000	2,571,750
12% 11/1/17 pay-in-kind (f)	1,857,756	1,262,655
Intergen NV 9% 6/30/17 (e)	1,490,000	1,553,325
IPALCO Enterprises, Inc. 7.25% 4/1/16 (e)	495,000	496,238
Mirant Americas Generation LLC:
8.5% 10/1/21	1,640,000	1,553,900
9.125% 5/1/31	2,230,000	2,007,000
NRG Energy, Inc.:
7.25% 2/1/14	1,640,000	1,664,600
7.375% 2/1/16	505,000	505,000
7.375% 1/15/17	1,690,000	1,694,225
8.5% 6/15/19	570,000	587,100
NSG Holdings II, LLC 7.75% 12/15/25 (e)	3,005,000	2,689,475
Otter Tail Corp. 9% 12/15/16	1,115,000	1,145,663
RRI Energy, Inc.:
7.625% 6/15/14	4,265,000	4,222,350
7.875% 6/15/17	210,000	206,325
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15	1,365,000	1,092,000
Series B, 10.25% 11/1/15	1,995,000	1,596,000
11.25% 11/1/16 pay-in-kind	1,929,966	1,334,303
		34,453,117
Energy - 7.9%
Antero Resources Finance Corp. 9.375% 12/1/17 (e)	945,000	963,900
Ashland, Inc. 9.125% 6/1/17 (e)	1,575,000	1,720,688
Atlas Pipeline Partners LP 8.125% 12/15/15	1,140,000	986,100
Chesapeake Energy Corp.:
6.5% 8/15/17	360,000	352,800
6.875% 1/15/16	105,000	104,738
7.5% 9/15/13	1,175,000	1,192,625
7.5% 6/15/14	500,000	510,000
7.625% 7/15/13	445,000	466,138
9.5% 2/15/15	4,540,000	4,982,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	$ 390,000	$ 386,100
7.75% 5/15/17	605,000	600,463
9.5% 5/15/16	1,140,000	1,208,400
Denbury Resources, Inc. 9.75% 3/1/16	1,415,000	1,510,513
Forest Oil Corp.:
7.75% 5/1/14	765,000	776,475
8.5% 2/15/14 (e)	1,820,000	1,901,900
Frontier Oil Corp. 8.5% 9/15/16	1,395,000	1,450,800
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	445,000	455,013
Hercules Offshore, Inc. 10.5% 10/15/17 (e)	900,000	949,500
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (e)	1,645,000	1,612,100
Inergy LP/Inergy Finance Corp. 8.75% 3/1/15	950,000	986,813
OPTI Canada, Inc.:
8.25% 12/15/14	460,000	380,650
9% 12/15/12 (e)	775,000	782,750
Parker Drilling Co. 9.625% 10/1/13	755,000	775,763
Petrohawk Energy Corp.:
7.875% 6/1/15	410,000	414,100
9.125% 7/15/13	605,000	630,713
10.5% 8/1/14	1,355,000	1,485,419
Petroleum Development Corp. 12% 2/15/18	615,000	634,219
Pioneer Natural Resources Co.:
6.65% 3/15/17	720,000	711,000
7.5% 1/15/20	1,530,000	1,526,175
Plains Exploration & Production Co.:
7% 3/15/17	3,175,000	3,143,250
7.75% 6/15/15	505,000	510,050
10% 3/1/16	1,515,000	1,647,563
Quicksilver Resources, Inc.:
7.125% 4/1/16	1,360,000	1,264,800
9.125% 8/15/19	945,000	987,525
11.75% 1/1/16	1,030,000	1,166,475
SandRidge Energy, Inc.:
3.9147% 4/1/14 (f)	125,000	111,875
8.625% 4/1/15 pay-in-kind (f)	870,000	867,825
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (e)	$ 1,095,000	$ 1,209,975
Venoco, Inc. 11.5% 10/1/17 (e)	900,000	945,000
		42,312,843
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16	490,000	496,738
Food and Drug Retail - 1.2%
Albertsons, Inc.:
7.75% 6/15/26	170,000	152,150
8% 5/1/31	1,045,000	948,338
Rite Aid Corp.:
8.625% 3/1/15	885,000	769,950
9.375% 12/15/15	330,000	290,400
9.5% 6/15/17	360,000	313,200
10.25% 10/15/19 (e)	350,000	369,250
SUPERVALU, Inc.:
7.5% 11/15/14	220,000	222,750
8% 5/1/16	1,430,000	1,447,875
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (e)	1,065,000	1,120,913
Tops Markets LLC 10.125% 10/15/15 (e)	845,000	878,800
		6,513,626
Food/Beverage/Tobacco - 1.8%
Constellation Brands, Inc.:
7.25% 9/1/16	2,340,000	2,375,100
7.25% 5/15/17	1,025,000	1,037,813
8.375% 12/15/14	885,000	938,100
Dean Foods Co.:
6.9% 10/15/17	1,505,000	1,429,750
7% 6/1/16	2,035,000	1,994,300
Dole Food Co., Inc. 8% 10/1/16 (e)	1,615,000	1,651,338
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	478,000	475,610
		9,902,011
Gaming - 2.2%
Chukchansi Economic Development Authority 8% 11/15/13 (e)	90,000	65,700
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	2,350,000	1,882,938
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Mohegan Tribal Gaming Authority: - continued
6.875% 2/15/15	$ 100,000	$ 65,000
7.125% 8/15/14	485,000	324,950
11.5% 11/1/17 (e)	365,000	370,475
Scientific Games Corp.:
7.875% 6/15/16 (e)	670,000	671,675
9.25% 6/15/19	890,000	934,500
9.25% 6/15/19 (e)	835,000	876,750
Seminole Hard Rock Entertainment, Inc. 2.7536% 3/15/14 (e)(f)	665,000	547,794
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	940,000	916,500
7.25% 5/1/12	1,070,000	1,043,250
Snoqualmie Entertainment Authority:
4.68% 2/1/14 (e)(f)	800,000	392,000
9.125% 2/1/15 (e)	355,000	188,150
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	1,914,000	1,847,010
6.625% 12/1/14	1,835,000	1,770,775
		11,897,467
Healthcare - 7.4%
Apria Healthcare Group, Inc.:
11.25% 11/1/14 (e)	792,000	869,220
12.375% 11/1/14 (e)	455,000	500,500
Biomet, Inc.:
10% 10/15/17	1,770,000	1,920,450
10.375% 10/15/17 pay-in-kind (f)	485,000	526,225
11.625% 10/15/17	2,240,000	2,464,000
Community Health Systems, Inc. 8.875% 7/15/15	2,945,000	3,048,075
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	3,525,000	3,701,250
HCA, Inc.:
6.5% 2/15/16	2,080,000	1,960,400
7.875% 2/15/20 (e)	390,000	400,725
8.5% 4/15/19 (e)	1,740,000	1,874,850
9.125% 11/15/14	2,415,000	2,547,825
9.25% 11/15/16	2,685,000	2,879,663
9.625% 11/15/16 pay-in-kind (f)	1,456,000	1,576,120
9.875% 2/15/17 (e)	240,000	262,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Inverness Medical Innovations, Inc.:
7.875% 2/1/16 (e)	$ 465,000	$ 456,863
9% 5/15/16	1,340,000	1,373,500
Omega Healthcare Investors, Inc.:
7% 4/1/14	5,010,000	4,959,900
7% 1/15/16	435,000	428,475
Psychiatric Solutions, Inc.:
7.75% 7/15/15	455,000	439,075
7.75% 7/15/15 (e)	375,000	359,063
Service Corp. International 7.5% 4/1/27	1,790,000	1,593,100
Valeant Pharmaceuticals International 8.375% 6/15/16 (e)	1,100,000	1,133,000
Ventas Realty LP:
6.5% 6/1/16	1,400,000	1,354,500
6.5% 6/1/16	215,000	208,013
6.625% 10/15/14	1,245,000	1,229,438
Viant Holdings, Inc. 10.125% 7/15/17 (e)	1,244,000	1,237,780
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (c)	400,000	378,750
		39,683,560
Homebuilding/Real Estate - 2.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	2,235,000	2,279,700
8.125% 6/1/12	4,119,872	4,202,269
DuPont Fabros Technology LP 8.5% 12/15/17 (e)	670,000	682,563
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16 (e)	1,175,000	1,227,875
Lennar Corp. 12.25% 6/1/17	760,000	912,000
Ryland Group, Inc. 8.4% 5/15/17	780,000	824,850
Standard Pacific Corp. 7% 8/15/15	485,000	424,375
Standard Pacific Escrow LLC 10.75% 9/15/16 (e)	1,100,000	1,122,000
		11,675,632
Hotels - 1.3%
Host Hotels & Resorts LP:
6.875% 11/1/14	130,000	130,000
9% 5/15/17 (e)	1,025,000	1,107,000
Host Marriott LP 7.125% 11/1/13	2,530,000	2,555,300
ITT Corp. 7.375% 11/15/15	800,000	827,000
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13	267,000	275,344
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Hotels - continued
Starwood Hotels & Resorts Worldwide, Inc.: - continued
7.15% 12/1/19	$ 490,000	$ 490,000
7.875% 10/15/14	1,240,000	1,325,250
		6,709,894
Insurance - 0.5%
American International Group, Inc.:
4.25% 5/15/13	300,000	277,112
5.05% 10/1/15	250,000	208,564
5.45% 5/18/17	765,000	610,264
5.6% 10/18/16	845,000	699,268
5.85% 1/16/18	265,000	217,440
8.25% 8/15/18	300,000	281,655
Provident Companies, Inc. 7% 7/15/18	365,000	350,482
		2,644,785
Leisure - 1.6%
Harrah's Escrow Corp. 11.25% 6/1/17 (e)	1,205,000	1,268,263
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	660,000	759,000
yankee:
7% 6/15/13	1,045,000	1,042,388
7.25% 6/15/16	1,850,000	1,785,250
7.5% 10/15/27	2,180,000	1,809,400
Town Sports International Holdings, Inc. 11% 2/1/14	1,629,000	985,545
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (e)	560,000	548,100
10.875% 11/15/16 (e)	485,000	486,213
		8,684,159
Metals/Mining - 1.7%
Arch Coal, Inc. 8.75% 8/1/16 (e)	710,000	741,063
Arch Western Finance LLC 6.75% 7/1/13	1,015,000	1,009,925
Drummond Co., Inc.:
7.375% 2/15/16	2,530,000	2,479,400
9% 10/15/14 (e)	375,000	391,875
FMG Finance Property Ltd.:
10% 9/1/13 (e)	1,055,000	1,097,200
10.625% 9/1/16 (e)	1,225,000	1,347,500
Massey Energy Co. 6.875% 12/15/13	2,005,000	2,002,494
		9,069,457
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - 2.2%
Boise Paper Holdings LLC / Finance Corp. 9% 11/1/17 (e)	$ 760,000	$ 782,800
Cascades, Inc. 7.75% 12/15/17 (e)	795,000	804,938
Domtar Corp.:
5.375% 12/1/13	365,000	355,875
7.125% 8/15/15	2,175,000	2,185,875
10.75% 6/1/17	1,135,000	1,330,788
Georgia-Pacific Corp. 7% 1/15/15 (e)	2,260,000	2,288,250
Georgia-Pacific LLC 8.25% 5/1/16 (e)	138,364	146,320
Rock-Tenn Co.:
9.25% 3/15/16	2,310,000	2,494,800
9.25% 3/15/16 (e)	245,000	264,600
Verso Paper Holdings LLC/Verso Paper, Inc.:
4.0306% 8/1/14 (f)	45,000	35,100
11.5% 7/1/14 (e)	835,000	918,500
		11,607,846
Publishing/Printing - 0.2%
TL Acquisitions, Inc. 10.5% 1/15/15 (e)	860,000	821,300
Restaurants - 0.5%
Carrols Corp. 9% 1/15/13	835,000	847,525
Wendy's/Arby's Restaurants LLC 10% 7/15/16	1,580,000	1,706,400
		2,553,925
Services - 3.2%
ARAMARK Corp.:
3.7806% 2/1/15 (f)	1,320,000	1,207,800
8.5% 2/1/15	1,615,000	1,663,450
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	1,890,000	1,795,500
7.75% 5/15/16	2,090,000	1,954,150
FTI Consulting, Inc.:
7.625% 6/15/13	1,585,000	1,604,813
7.75% 10/1/16	760,000	763,800
Hertz Corp.:
8.875% 1/1/14	1,890,000	1,937,250
10.5% 1/1/16	1,250,000	1,337,500
McJunkin Red Man Corp. 9.5% 12/15/16 (e)	1,385,000	1,360,763
Rural/Metro Corp. 0% 3/15/16 (b)	470,000	470,000
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)	1,360,000	1,421,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
United Rentals North America, Inc.:
7.75% 11/15/13	$ 905,000	$ 850,700
9.25% 12/15/19	910,000	940,713
		17,307,639
Shipping - 2.2%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (e)	465,000	480,113
9.5% 12/15/14	2,075,000	2,064,625
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	240,000	205,800
8.75% 12/1/13	290,000	303,413
Ship Finance International Ltd. 8.5% 12/15/13	9,465,000	8,897,067
		11,951,018
Specialty Retailing - 0.8%
Ltd. Brands, Inc. 8.5% 6/15/19 (e)	1,300,000	1,407,250
Netflix, Inc. 8.5% 11/15/17 (e)	2,940,000	3,050,250
		4,457,500
Steels - 1.4%
Edgen Murray Corp. 12.25% 1/15/15 (e)	2,305,000	2,258,900
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)	1,440,000	1,420,200
Steel Dynamics, Inc.:
6.75% 4/1/15	980,000	972,650
7.375% 11/1/12	2,080,000	2,147,600
Tube City IMS Corp. 9.75% 2/1/15	775,000	748,844
		7,548,194
Super Retail - 2.2%
Federated Retail Holdings, Inc. 5.9% 12/1/16	2,010,000	1,959,750
Intcomex, Inc. 13.25% 12/15/14 (e)	700,000	679,000
Macy's Retail Holdings, Inc. 8.875% 7/15/15	845,000	931,613
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (c)	970,000	940,900
Sonic Automotive, Inc. 8.625% 8/15/13	775,000	771,125
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	1,430,000	1,319,175
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (e)	2,315,000	2,511,775
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (e)	1,140,000	1,151,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
Toys 'R' Us, Inc.:
7.375% 10/15/18	$ 375,000	$ 343,125
7.625% 8/1/11	1,260,000	1,275,750
		11,883,613
Technology - 5.0%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (e)	1,180,000	1,174,100
Amkor Technology, Inc.:
7.75% 5/15/13	2,170,000	2,207,975
9.25% 6/1/16	2,145,000	2,268,338
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (c)(e)	857,000	794,073
Ceridian Corp. 11.25% 11/15/15	1,205,000	1,150,775
First Data Corp. 10.55% 9/24/15 pay-in-kind (c)	1,545,000	1,325,217
Freescale Semiconductor, Inc.:
9.875% 12/15/14 pay-in-kind (f)	944,442	829,066
10.125% 12/15/16	1,185,000	971,700
Jabil Circuit, Inc.:
7.75% 7/15/16	1,340,000	1,407,000
8.25% 3/15/18	225,000	240,750
Lucent Technologies, Inc.:
6.45% 3/15/29	1,055,000	755,644
6.5% 1/15/28	2,150,000	1,529,188
NXP BV:
7.875% 10/15/14	455,000	416,325
9.5% 10/15/15	1,335,000	1,148,100
Seagate Technology HDD Holdings 6.8% 10/1/16	1,690,000	1,622,400
Seagate Technology International 10% 5/1/14 (e)	310,000	342,550
Terremark Worldwide, Inc. 12% 6/15/17 (e)	1,580,000	1,753,800
Viasystems, Inc. 12% 1/15/15 (e)	740,000	791,800
Xerox Capital Trust I 8% 2/1/27	6,230,000	6,167,700
		26,896,501
Telecommunications - 13.2%
Cincinnati Bell, Inc.:
8.25% 10/15/17	1,165,000	1,179,563
8.375% 1/15/14	2,030,000	2,070,600
Citizens Communications Co.:
7.875% 1/15/27	425,000	382,500
9% 8/15/31	1,020,000	1,002,150
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	2,015,000	2,037,669
Clearwire Escrow Corp. 12% 12/1/15 (e)	2,280,000	2,305,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Cleveland Unlimited, Inc. 12.5% 12/15/10 (e)(f)	$ 585,000	$ 567,450
Cricket Communications, Inc.:
7.75% 5/15/16	1,355,000	1,355,000
9.375% 11/1/14	1,215,000	1,221,075
10% 7/15/15	735,000	749,700
Digicel Group Ltd.:
8.25% 9/1/17 (e)	1,430,000	1,383,525
8.875% 1/15/15 (e)	4,280,000	4,162,300
9.125% 1/15/15 pay-in-kind (e)(f)	770,000	757,488
12% 4/1/14 (e)	1,355,000	1,514,213
Frontier Communications Corp.:
8.125% 10/1/18	1,670,000	1,678,350
8.25% 5/1/14	1,070,000	1,115,475
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (c)(e)	1,768,750	1,652,430
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16	2,880,000	3,088,800
11.5% 6/15/16	1,390,000	1,494,250
Intelsat Ltd.:
6.5% 11/1/13	2,880,000	2,692,800
7.625% 4/15/12	1,725,000	1,725,000
11.25% 6/15/16	580,000	624,950
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (e)	245,000	252,350
8.875% 1/15/15	1,225,000	1,261,750
MetroPCS Wireless, Inc.:
9.25% 11/1/14	1,885,000	1,908,563
9.25% 11/1/14	1,210,000	1,220,588
Nextel Communications, Inc.:
5.95% 3/15/14	1,745,000	1,629,394
6.875% 10/31/13	1,805,000	1,750,850
7.375% 8/1/15	3,385,000	3,291,913
NII Capital Corp.:
8.875% 12/15/19 (e)	1,250,000	1,220,313
10% 8/15/16 (e)	1,130,000	1,183,675
Orascom Telecom Finance SCA 7.875% 2/8/14 (e)	1,605,000	1,460,550
PAETEC Holding Corp.:
8.875% 6/30/17	455,000	462,963
9.5% 7/15/15	910,000	878,150
Qwest Communications International, Inc.:
7.5% 2/15/14	180,000	180,675
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Qwest Communications International, Inc.: - continued
7.5% 2/15/14	$ 525,000	$ 526,969
8% 10/1/15 (e)	1,640,000	1,685,100
Qwest Corp.:
3.5036% 6/15/13 (f)	1,400,000	1,347,500
7.5% 10/1/14	955,000	988,425
8.375% 5/1/16	880,000	941,600
Sprint Capital Corp.:
6.875% 11/15/28	2,470,000	2,053,188
7.625% 1/30/11	1,120,000	1,146,600
8.375% 3/15/12	1,170,000	1,210,950
Sprint Nextel Corp.:
6% 12/1/16	2,345,000	2,139,813
8.375% 8/15/17	1,450,000	1,471,750
U.S. West Communications:
6.875% 9/15/33	155,000	136,400
7.5% 6/15/23	1,750,000	1,631,875
Wind Acquisition Finance SA 11.75% 7/15/17 (e)	2,070,000	2,245,950
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(f)	2,215,000	2,157,887
		71,146,679
Textiles & Apparel - 0.8%
Hanesbrands, Inc. 3.8308% 12/15/14 (f)	1,670,000	1,586,500
Levi Strauss & Co.:
8.875% 4/1/16	350,000	367,500
9.75% 1/15/15	1,990,000	2,079,550
		4,033,550
Trucking & Freight - 0.2%
Swift Transportation Co., Inc. 12.5% 5/15/17 (e)	1,060,000	885,100
TOTAL NONCONVERTIBLE BONDS		473,364,755
TOTAL CORPORATE BONDS (Cost $439,533,992)		476,045,912
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.1712% 8/1/24 (e)(f) (Cost $482,606)	692,601	207,780
Common Stocks - 0.2%
	Shares	Value
Cable TV - 0.0%
Charter Communications, Inc. Class A (a)	6,551	$ 232,561
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (a)(g)	144,445	1,055,893
TOTAL COMMON STOCKS (Cost $6,050,284)		1,288,454
Convertible Preferred Stocks - 0.1%

Electric Utilities - 0.1%
AES Trust III 6.75% (Cost $329,167)	6,600	305,382
Floating Rate Loans - 7.7%
	Principal Amount
Air Transportation - 0.5%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5344% 4/30/14 (f)	$ 847,805	707,917
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (f)	2,356,611	1,861,723
		2,569,640
Automotive - 1.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1675% 12/27/14 (f)	1,677,919	1,413,647
Tranche C, term loan 2.1675% 12/27/15 (f)	995,688	823,932
Ford Motor Co. term loan 3.2871% 12/15/13 (f)	3,718,791	3,449,178
		5,686,757
Broadcasting - 0.3%
Univision Communications, Inc. Tranche 1LN, term loan 2.5006% 9/29/14 (f)	1,755,000	1,513,688
Cable TV - 0.4%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (f)	2,591,457	2,423,012
Capital Goods - 0.1%
Dresser, Inc. Tranche 2LN, term loan 6.001% 5/4/15 pay-in-kind (f)	880,000	822,800
Chemicals - 0.5%
Chemtura Corp. term loan 10.5% 3/19/10 (f)	1,885,000	1,922,700
Gentek Holding LLC Tranche B, term loan 7% 10/29/14 (f)	765,000	765,000
		2,687,700
Floating Rate Loans - continued
	Principal Amount	Value
Diversified Financial Services - 0.3%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	$ 1,800,000	$ 1,782,000
Electric Utilities - 1.6%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2313% 3/30/12 (f)	592,417	539,099
term loan 3.2506% 3/30/14 (f)	4,453,680	4,052,849
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7751% 10/10/14 (f)	437,761	357,869
Tranche B3, term loan 3.7349% 10/10/14 (f)	4,390,764	3,545,542
		8,495,359
Entertainment/Film - 0.3%
Zuffa LLC term loan 2.3125% 6/19/15 (f)	1,548,593	1,401,477
Gaming - 0.5%
Harrah's Entertainment, Inc.:
Tranche B2, term loan 3.2822% 1/28/15 (f)	405,628	330,100
Tranche B3, term loan 3.2818% 1/28/15 (f)	485,514	393,898
Las Vegas Sands LLC:
term loan 2.01% 5/23/14 (f)	358,705	310,280
Tranche B, term loan 2.01% 5/23/14 (f)	1,745,969	1,510,263
		2,544,541
Healthcare - 0.2%
PTS Acquisition Corp. term loan 2.4809% 4/10/14 (f)	669,348	585,680
RehabCare Group, Inc. Tranche B, term loan 6% 11/24/15 (f)	755,000	749,338
		1,335,018
Publishing/Printing - 0.3%
Newsday LLC term loan 10.5% 8/1/13	1,470,000	1,569,225
Services - 0.2%
ServiceMaster Co.:
term loan 2.7443% 7/24/14 (f)	936,462	852,180
Tranche DD, term loan 2.74% 7/24/14 (f)	95,961	87,324
		939,504
Technology - 0.9%
First Data Corp.:
Tranche B1, term loan 2.9833% 9/24/14 (f)	417,863	372,942
Tranche B2, term loan 2.9988% 9/24/14 (f)	383,041	341,864
Tranche B3, term loan 2.9988% 9/24/14 (f)	1,308,308	1,167,665
Freescale Semiconductor, Inc. term loan 1.9853% 12/1/13 (f)	1,009,759	888,588
Floating Rate Loans - continued
	Principal Amount	Value
Technology - continued
Kronos, Inc.:
Tranche 1LN, term loan 2.2506% 6/11/14 (f)	$ 1,438,385	$ 1,323,314
Tranche 2LN, term loan 6.0006% 6/11/15 (f)	730,000	627,800
		4,722,173
Telecommunications - 0.3%
Asurion Corp. Tranche 2LN, term loan 6.7341% 7/3/15 (f)	1,175,000	1,139,750
Intelsat Jackson Holdings Ltd. term loan 3.2347% 2/1/14 (f)	605,000	547,525
		1,687,275
Textiles & Apparel - 0.2%
Levi Strauss & Co. term loan 2.4819% 4/4/14 (f)	1,495,000	1,345,500
TOTAL FLOATING RATE LOANS (Cost $39,103,269)		41,525,669
Interfund Loans - 1.0%

With Fidelity Select Biotechnology Portfolio, at 1.07% due 1/4/10 (d) (Cost $5,286,000)	5,286,000	5,286,000
Cash Equivalents - 1.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 12/31/09 due 1/4/10 (Collateralized by U.S. Government Obligations) # (Cost $7,065,000)	$ 7,065,008	7,065,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $497,850,318)		531,724,197
NET OTHER ASSETS - 1.1%		5,718,541
NET ASSETS - 100%		$ 537,442,738
Legend
(a) Non-income producing
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Loan is with an affiliated fund.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $130,252,065 or 24.2% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,055,893 or 0.2% of net assets.

Additional information on each holding is as follows:
Security A	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$7,065,000 due 1/04/10 at 0.01%
BNP Paribas Securities Corp.	$ 609,532
Mizuho Securities USA, Inc.	6,455,468
$ 7,065,000
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,288,454	$ 232,561	$ -	$ 1,055,893
Utilities	305,382	-	305,382	-
Corporate Bonds	476,045,912	-	476,045,912	-
Commercial Mortgage Securities	207,780	-	-	207,780
Floating Rate Loans	41,525,669	-	41,525,669	-
Cash Equivalents	7,065,000	-	7,065,000	-
Interfund Loans	5,286,000	-	5,286,000	-
Total Investments in Securities:	$ 531,724,197	$ 232,561	$ 530,227,963	$ 1,263,673
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,215,780
Total Realized Gain (Loss)	(21,838)
Total Unrealized Gain (Loss)	112,211
Cost of Purchases	-
Proceeds of Sales	(45)
Amortization/Accretion	(42,435)
Transfers in/out of Level 3	-
Ending Balance	$ 1,263,673
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2009	$ 95,361

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $493,285,061. Net unrealized appreciation aggregated $38,439,136, of which $51,454,869 related to appreciated investment securities and $13,015,733 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Industrials
Central Fund

December 31, 2009

1.842157.103

INCIP-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
AEROSPACE & DEFENSE - 19.8%
Aerospace & Defense - 19.8%
BE Aerospace, Inc. (a)	170,400	$ 4,004,400
Honeywell International, Inc.	434,770	17,042,984
Lockheed Martin Corp.	152,500	11,490,875
Precision Castparts Corp.	97,800	10,792,230
Raytheon Co.	225,622	11,624,045
Spirit AeroSystems Holdings, Inc. Class A (a)	171,600	3,407,976
The Boeing Co.	88,900	4,812,157
United Technologies Corp.	470,800	32,678,229
		95,852,896
AIR FREIGHT & LOGISTICS - 2.1%
Air Freight & Logistics - 2.1%
United Parcel Service, Inc. Class B	181,000	10,383,970
AUTO COMPONENTS - 3.6%
Auto Parts & Equipment - 2.6%
BorgWarner, Inc.	111,300	3,697,386
Exide Technologies (a)	111,964	796,064
Johnson Controls, Inc.	266,300	7,254,012
Stoneridge, Inc. (a)	112,046	1,009,534
		12,756,996
Tires & Rubber - 1.0%
The Goodyear Tire & Rubber Co. (a)	334,469	4,716,013
TOTAL AUTO COMPONENTS		17,473,009
BEVERAGES - 0.3%
Soft Drinks - 0.3%
Heckmann Corp. (a)	281,000	1,402,190
BUILDING PRODUCTS - 4.3%
Building Products - 4.3%
AAON, Inc.	87,072	1,697,033
Armstrong World Industries, Inc. (a)	60,619	2,359,898
Lennox International, Inc.	42,266	1,650,065
Masco Corp.	756,600	10,448,646
Owens Corning (a)	179,880	4,612,123
		20,767,765
Common Stocks - continued
	Shares	Value
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
W.R. Grace & Co. (a)	99,093	$ 2,512,008
COMMERCIAL SERVICES & SUPPLIES - 5.1%
Commercial Printing - 0.9%
R.R. Donnelley & Sons Co.	186,300	4,148,901
Diversified Support Services - 0.7%
Cintas Corp.	124,200	3,235,410
Environmental & Facility Services - 2.2%
Casella Waste Systems, Inc. Class A (a)	497,113	1,998,394
Clean Harbors, Inc. (a)	47,900	2,855,319
Republic Services, Inc.	156,066	4,418,228
RINO International Corp. (a)(c)	44,700	1,235,955
		10,507,896
Office Services & Supplies - 0.8%
United Stationers, Inc. (a)	68,900	3,916,965
Security & Alarm Services - 0.5%
The Brink's Co.	109,800	2,672,532
TOTAL COMMERCIAL SERVICES & SUPPLIES		24,481,704
CONSTRUCTION & ENGINEERING - 3.1%
Construction & Engineering - 3.1%
AECOM Technology Corp. (a)	52,800	1,452,000
Fluor Corp.	144,110	6,490,714
Jacobs Engineering Group, Inc. (a)	143,700	5,404,557
MasTec, Inc. (a)	145,800	1,822,500
		15,169,771
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Brinks Home Security Holdings, Inc. (a)	63,901	2,085,729
ELECTRICAL EQUIPMENT - 5.2%
Electrical Components & Equipment - 5.2%
Acuity Brands, Inc. (c)	126,100	4,494,204
AMETEK, Inc.	157,250	6,013,240
Cooper Industries PLC Class A	158,900	6,775,496
General Cable Corp. (a)	96,800	2,847,856
Regal-Beloit Corp.	100,237	5,206,310
		25,337,106
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - 1.4%
Electronic Equipment & Instruments - 0.9%
FLIR Systems, Inc. (a)	122,520	$ 4,008,854
Technology Distributors - 0.5%
Anixter International, Inc. (a)	53,542	2,521,828
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		6,530,682
HOUSEHOLD DURABLES - 2.3%
Homebuilding - 0.8%
PDG Realty S.A. Empreendimentos e Participacoes	224,500	2,235,984
Pulte Homes, Inc.	152,100	1,521,000
		3,756,984
Household Appliances - 1.5%
Black & Decker Corp.	113,900	7,384,137
TOTAL HOUSEHOLD DURABLES		11,141,121
INDUSTRIAL CONGLOMERATES - 10.3%
Industrial Conglomerates - 10.3%
3M Co.	271,600	22,453,172
Carlisle Companies, Inc.	88,900	3,045,714
General Electric Co.	877,329	13,273,988
Koninklijke Philips Electronics NV	88,000	2,597,775
Textron, Inc.	332,500	6,254,325
Tyco International Ltd.	62,775	2,239,812
		49,864,786
MACHINERY - 21.5%
Construction & Farm Machinery & Heavy Trucks - 10.4%
Bucyrus International, Inc. Class A	29,600	1,668,552
Cummins, Inc.	341,858	15,677,608
Deere & Co.	224,100	12,121,569
Joy Global, Inc.	42,300	2,182,257
Navistar International Corp. (a)	194,800	7,529,020
Oshkosh Co.	56,070	2,076,272
PACCAR, Inc.	238,800	8,661,276
Sany Heavy Equipment International Holdings Co. Ltd.	402,000	503,017
		50,419,571
Industrial Machinery - 11.1%
Actuant Corp. Class A	98,700	1,828,911
Altra Holdings, Inc. (a)	175,065	2,162,053
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Barnes Group, Inc.	67,479	$ 1,140,395
Blount International, Inc. (a)	122,100	1,233,210
Danaher Corp.	213,600	16,062,720
Ingersoll-Rand Co. Ltd.	444,000	15,868,560
Kennametal, Inc.	143,200	3,711,744
Parker Hannifin Corp.	80,200	4,321,176
Timken Co.	130,500	3,094,155
TriMas Corp. (a)	317,017	2,146,205
Weg SA	221,500	2,331,913
		53,901,042
TOTAL MACHINERY		104,320,613
MARINE - 0.4%
Marine - 0.4%
Ultrapetrol (Bahamas) Ltd. (a)	370,579	1,763,956
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
Peabody Energy Corp.	56,000	2,531,760
PROFESSIONAL SERVICES - 2.0%
Human Resource & Employment Services - 0.8%
Manpower, Inc.	72,033	3,931,561
Research & Consulting Services - 1.2%
Equifax, Inc.	132,800	4,102,192
ICF International, Inc. (a)	63,500	1,701,800
		5,803,992
TOTAL PROFESSIONAL SERVICES		9,735,553
ROAD & RAIL - 13.3%
Railroads - 9.8%
America Latina Logistica SA unit	246,900	2,280,602
CSX Corp.	192,939	9,355,612
Genesee & Wyoming, Inc. Class A (a)	63,900	2,085,696
Kansas City Southern (a)	89,800	2,989,442
Norfolk Southern Corp.	180,400	9,456,568
Union Pacific Corp.	328,800	21,010,320
		47,178,240
Common Stocks - continued
	Shares	Value
ROAD & RAIL - CONTINUED
Trucking - 3.5%
Arkansas Best Corp.	83,600	$ 2,460,348
Avis Budget Group, Inc. (a)	559,940	7,346,413
Con-way, Inc.	43,200	1,508,112
Hertz Global Holdings, Inc. (a)(c)	302,300	3,603,416
Saia, Inc. (a)	84,984	1,259,463
Saia, Inc. (a)(e)	68,100	908,318
		17,086,070
TOTAL ROAD & RAIL		64,264,310
SOFTWARE - 0.2%
Application Software - 0.2%
Solera Holdings, Inc.	32,400	1,166,724
TRADING COMPANIES & DISTRIBUTORS - 3.1%
Trading Companies & Distributors - 3.1%
Interline Brands, Inc. (a)	274,709	4,744,224
Rush Enterprises, Inc. Class A (a)	706,693	8,402,580
United Rentals, Inc. (a)	165,700	1,625,517
		14,772,321
TOTAL COMMON STOCKS (Cost $449,475,489)		481,557,974
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.16% (d)	2,497,982	2,497,982
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	9,710,900	9,710,900
TOTAL MONEY MARKET FUNDS (Cost $12,208,882)		12,208,882
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $461,684,371)		493,766,856
NET OTHER ASSETS - (1.9)%		(9,023,635)
NET ASSETS - 100%		$ 484,743,221
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $908,318 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Saia, Inc.	12/22/09	$ 783,150
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,837
Fidelity Securities Lending Cash Central Fund	16,783
Total	$ 20,620
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 481,557,974	$ 477,548,864	$ 4,009,110	$ -
Money Market Funds	12,208,882	12,208,882	-	-
Total Investments in Securities:	$ 493,766,856	$ 489,757,746	$ 4,009,110	$ -
Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $474,495,208. Net unrealized appreciation aggregated $19,271,648, of which $52,392,408 related to appreciated investment securities and $33,120,760 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Information Technology
Central Fund

December 31, 2009

1.842156.103

ITCIP-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Commercial Printing - 0.0%
Nissha Printing Co. Ltd. (c)	7,300	$ 359,797
COMMUNICATIONS EQUIPMENT - 10.2%
Communications Equipment - 10.2%
Acme Packet, Inc. (a)	57,400	631,400
Adtran, Inc.	58,900	1,328,195
Aruba Networks, Inc. (a)	13,100	139,646
Brocade Communications Systems, Inc. (a)	306,700	2,340,121
BYD Electronic International Co. Ltd. (a)	1,207,000	983,049
Cisco Systems, Inc. (a)	1,076,300	25,766,622
Comverse Technology, Inc. (a)	84,200	795,690
Emulex Corp. (a)	123,300	1,343,970
F5 Networks, Inc. (a)	92,902	4,921,948
Infinera Corp. (a)	126,800	1,124,716
Juniper Networks, Inc. (a)	269,400	7,184,898
Motorola, Inc.	397,800	3,086,928
Netronix, Inc. (a)	200,000	819,006
Palm, Inc. (a)(c)	140,800	1,413,632
Polycom, Inc. (a)	173,100	4,322,307
QUALCOMM, Inc.	499,500	23,106,870
Research In Motion Ltd. (a)	12,900	871,266
Riverbed Technology, Inc. (a)	116,000	2,664,520
Sandvine Corp. (a)	1,928,654	2,368,023
Sandvine Corp. (U.K.) (a)	1,156,000	1,457,250
Sonus Networks, Inc. (a)	24,233	51,132
Tekelec (a)	77,200	1,179,616
		87,900,805
COMPUTERS & PERIPHERALS - 17.2%
Computer Hardware - 13.2%
3PAR, Inc. (a)	55,800	661,230
Apple, Inc. (a)	352,700	74,370,322
Dell, Inc. (a)	100	1,436
Hewlett-Packard Co.	652,200	33,594,822
Stratasys, Inc. (a)(c)	172,700	2,984,256
Toshiba Corp.	330,000	1,832,022
		113,444,088
Computer Storage & Peripherals - 4.0%
China Digital TV Holding Co. Ltd. ADR	2,100	12,789
Compellent Technologies, Inc. (a)(c)	62,600	1,419,768
EMC Corp. (a)	121,100	2,115,617
Common Stocks - continued
	Shares	Value
COMPUTERS & PERIPHERALS - CONTINUED
Computer Storage & Peripherals - continued
NetApp, Inc. (a)	49,100	$ 1,688,549
Netezza Corp. (a)	8,200	79,540
Qisda Corp. (a)	500,000	313,379
Quanta Storage, Inc.	328,250	631,053
SanDisk Corp. (a)	444,100	12,874,459
Seagate Technology	399,900	7,274,181
SIMPLO Technology Co. Ltd.	123,200	731,729
Synaptics, Inc. (a)(c)	109,550	3,357,708
Western Digital Corp. (a)	90,100	3,977,915
		34,476,687
TOTAL COMPUTERS & PERIPHERALS		147,920,775
DIVERSIFIED CONSUMER SERVICES - 0.1%
Education Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	6,600	499,026
ELECTRICAL EQUIPMENT - 1.5%
Electrical Components & Equipment - 1.4%
A123 Systems, Inc.	4,000	89,760
Canadian Solar, Inc. (a)	6,450	185,889
centrotherm photovoltaics AG (a)	26,000	1,570,806
Energy Conversion Devices, Inc. (a)	14,000	147,980
First Solar, Inc. (a)	600	81,240
GT Solar International, Inc. (a)(c)	321,900	1,789,764
JA Solar Holdings Co. Ltd. ADR (a)	19,600	111,720
Roth & Rau AG (a)	20,100	869,616
SunPower Corp.:
Class A (a)	45,400	1,075,072
Class B (a)	52,024	1,089,903
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	5,500	91,465
Trina Solar Ltd. ADR (a)(c)	51,100	2,757,867
Yingli Green Energy Holding Co. Ltd. ADR (a)(c)	133,200	2,105,892
		11,966,974
Heavy Electrical Equipment - 0.1%
China High Speed Transmission Equipment Group Co. Ltd.	356,000	864,321
TOTAL ELECTRICAL EQUIPMENT		12,831,295
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - 5.7%
Electronic Components - 2.0%
Amphenol Corp. Class A	2,600	$ 120,068
BYD Co. Ltd. (H Shares) (a)	195,500	1,713,641
Corning, Inc.	102,200	1,973,482
DTS, Inc. (a)	32,400	1,108,404
Everlight Electronics Co. Ltd.	372,198	1,396,179
Prime View International Co. Ltd. (a)	3,414,000	8,985,896
Prime View International Co. Ltd. sponsored GDR (a)(d)	6,200	163,214
Vishay Intertechnology, Inc. (a)	57,400	479,290
Wintek Corp. (a)	1,597,000	1,422,773
		17,362,947
Electronic Equipment & Instruments - 0.7%
China Security & Surveillance Technology, Inc. warrants 8/25/10 (a)(f)	73,175	81,744
Chroma ATE, Inc.	1,459,158	3,316,061
National Instruments Corp.	70,300	2,070,335
Test Research, Inc.	135,953	163,407
		5,631,547
Electronic Manufacturing Services - 1.6%
Flextronics International Ltd. (a)	219,800	1,606,738
Ju Teng International Holdings Ltd.	920,000	911,510
Multi-Fineline Electronix, Inc. (a)	1,200	34,044
Trimble Navigation Ltd. (a)	437,240	11,018,448
		13,570,740
Technology Distributors - 1.4%
Digital China Holdings Ltd. (H Shares)	5,904,000	7,859,510
Inspur International Ltd.	2,578,000	366,482
Supreme Electronics Co. Ltd. (a)	867,000	826,618
Synnex Technology International Corp.	370,900	805,800
WPG Holding Co. Ltd.	1,438,000	2,503,801
		12,362,211
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		48,927,445
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
China Medical Technologies, Inc. sponsored ADR (c)	3,400	47,770
Golden Meditech Co. Ltd. (a)	1,532,000	369,759
Mingyuan Medicare Development Co. Ltd. (a)	4,680,000	798,488
		1,216,017
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	800	$ 36,192
HOTELS, RESTAURANTS & LEISURE - 0.5%
Hotels, Resorts & Cruise Lines - 0.5%
Ctrip.com International Ltd. sponsored ADR (a)	61,200	4,397,832
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.1%
Independent Power Producers & Energy Traders - 0.1%
GCL-Poly Energy Holdings Ltd.	1,534,000	454,988
INTERNET & CATALOG RETAIL - 1.5%
Internet Retail - 1.5%
Amazon.com, Inc. (a)	64,600	8,689,992
Priceline.com, Inc. (a)	20,300	4,435,550
		13,125,542
INTERNET SOFTWARE & SERVICES - 14.2%
Internet Software & Services - 14.2%
Akamai Technologies, Inc. (a)	5,600	141,848
Alibaba.com Ltd.	45,000	103,739
AOL, Inc. (a)	66,985	1,559,411
Baidu.com, Inc. sponsored ADR (a)	27,200	11,185,456
Constant Contact, Inc. (a)(c)	23,000	368,000
Daum Communications Corp. (a)	16,058	968,100
eBay, Inc. (a)	394,400	9,284,176
Equinix, Inc. (a)	1,200	127,380
Google, Inc. Class A (a)	93,688	58,084,686
GREE, Inc.	21,600	1,336,167
LogMeIn, Inc.	7,300	145,635
Mercadolibre, Inc. (a)	41,800	2,168,166
NetEase.com, Inc. sponsored ADR (a)	71,400	2,685,354
NHN Corp. (a)	32,507	5,352,439
Open Text Corp. (a)	106,900	4,345,595
OpenTable, Inc.	700	17,822
Tencent Holdings Ltd.	634,400	13,720,094
VeriSign, Inc. (a)	195,100	4,729,224
VistaPrint Ltd. (a)	95,600	5,416,696
Vocus, Inc. (a)	10,000	180,000
		121,919,988
Common Stocks - continued
	Shares	Value
IT SERVICES - 2.0%
Data Processing & Outsourced Services - 0.8%
Visa, Inc. Class A	73,100	$ 6,393,326
WNS Holdings Ltd. sponsored ADR (a)	27,500	413,875
		6,807,201
IT Consulting & Other Services - 1.2%
Cognizant Technology Solutions Corp. Class A (a)	91,000	4,122,300
RightNow Technologies, Inc. (a)	213,900	3,715,443
Yucheng Technologies Ltd. (a)	301,050	2,567,957
		10,405,700
TOTAL IT SERVICES		17,212,901
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Life Technologies Corp. (a)	8,100	423,063
MACHINERY - 0.3%
Industrial Machinery - 0.3%
China Fire & Security Group, Inc. (a)(c)	3,600	48,708
Meyer Burger Technology AG (a)	3,400	866,869
Shin Zu Shing Co. Ltd.	291,544	1,453,619
		2,369,196
MEDIA - 1.0%
Advertising - 0.8%
AirMedia Group, Inc. ADR (a)(c)	244,600	1,836,946
Focus Media Holding Ltd. ADR (a)	116,000	1,838,600
VisionChina Media, Inc. ADR (a)	321,600	3,511,872
		7,187,418
Cable & Satellite - 0.2%
Virgin Media, Inc.	79,900	1,344,717
TOTAL MEDIA		8,532,135
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Globe Specialty Metals, Inc.	39,400	370,360
Timminco Ltd. (a)	10,500	12,992
		383,352
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.2%
Semiconductor Equipment - 4.6%
Aixtron AG	114,200	$ 3,842,119
Amkor Technology, Inc. (a)(c)	386,000	2,763,760
ASM International NV (NASDAQ) (a)	30,500	784,765
ASML Holding NV (NY Shares)	385,400	13,138,286
ATMI, Inc. (a)	17,400	323,988
Cymer, Inc. (a)	22,300	855,874
Lam Research Corp. (a)	113,900	4,466,019
LTX-Credence Corp. (a)	839,372	1,494,082
MEMC Electronic Materials, Inc. (a)	110,600	1,506,372
Photronics, Inc. (a)	160,700	715,115
Tessera Technologies, Inc. (a)	175,774	4,090,261
Varian Semiconductor Equipment Associates, Inc. (a)	151,400	5,432,232
		39,412,873
Semiconductors - 11.6%
Applied Micro Circuits Corp. (a)	56,694	423,504
Atmel Corp. (a)	290,729	1,340,261
Avago Technologies Ltd.	658,300	12,040,307
Broadcom Corp. Class A (a)	151,100	4,752,095
Cavium Networks, Inc. (a)	356,791	8,502,330
Cree, Inc. (a)	131,000	7,384,470
CSR PLC (a)	185,140	1,224,085
Cypress Semiconductor Corp. (a)	295,300	3,118,368
Epistar Corp.	676,000	2,535,792
Fairchild Semiconductor International, Inc. (a)	53,600	535,464
Global Unichip Corp.	273,019	1,446,600
Hittite Microwave Corp. (a)	30,500	1,242,875
Hynix Semiconductor, Inc. (a)	84,640	1,680,352
Infineon Technologies AG (a)	253,820	1,396,010
Inotera Memories, Inc. (a)	1,350,000	1,137,309
Integrated Device Technology, Inc. (a)	303,817	1,965,696
Intel Corp.	546,900	11,156,760
International Rectifier Corp. (a)	128,500	2,842,420
Intersil Corp. Class A	143,400	2,199,756
Marvell Technology Group Ltd. (a)	417,100	8,654,825
MediaTek, Inc.	35,070	611,724
Micron Technology, Inc. (a)	541,100	5,714,016
Monolithic Power Systems, Inc. (a)	77,100	1,848,087
National Semiconductor Corp.	58,700	901,632
Netlogic Microsystems, Inc. (a)	21,900	1,013,094
NVIDIA Corp. (a)	394,200	7,363,656
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Omnivision Technologies, Inc. (a)	35,000	$ 508,550
Power Integrations, Inc.	19,000	690,840
Radiant Opto-Electronics Corp.	649,930	945,741
Realtek Semiconductor Corp.	16,160	47,737
Silicon Laboratories, Inc. (a)	37,400	1,807,916
Standard Microsystems Corp. (a)	116,600	2,422,948
Volterra Semiconductor Corp. (a)	28,700	548,744
		100,003,964
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		139,416,837
SOFTWARE - 28.8%
Application Software - 9.8%
ANSYS, Inc. (a)	20,600	895,276
AsiaInfo Holdings, Inc. (a)	56,600	1,724,602
Blackboard, Inc. (a)	10,400	472,056
Callidus Software, Inc. (a)	117,419	354,605
Citrix Systems, Inc. (a)	205,700	8,559,177
Concur Technologies, Inc. (a)	102,139	4,366,442
Epicor Software Corp. (a)	305,900	2,330,958
Gameloft (a)	318,700	1,610,622
Informatica Corp. (a)	252,000	6,516,720
Intuit, Inc. (a)	100	3,071
JDA Software Group, Inc. (a)	61,800	1,574,046
Kingdee International Software Group Co. Ltd.	16,590,000	3,694,263
Longtop Financial Technologies Ltd. ADR (a)	92,800	3,435,456
Manhattan Associates, Inc. (a)	25,600	615,168
Mentor Graphics Corp. (a)	205,700	1,816,331
Nuance Communications, Inc. (a)	310,900	4,831,386
Parametric Technology Corp. (a)	344,100	5,622,594
Pegasystems, Inc.	66,100	2,247,400
Salesforce.com, Inc. (a)	227,851	16,808,568
Smith Micro Software, Inc. (a)	166,675	1,523,410
SolarWinds, Inc.	5,200	119,652
SuccessFactors, Inc. (a)	326,100	5,406,738
Synchronoss Technologies, Inc. (a)	82,700	1,307,487
Synopsys, Inc. (a)	100	2,228
Taleo Corp. Class A (a)	159,058	3,741,044
TIBCO Software, Inc. (a)	364,100	3,506,283
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
VanceInfo Technologies, Inc. ADR (a)	33,100	$ 635,851
Verint Systems, Inc. (a)	46,500	895,125
		84,616,559
Home Entertainment Software - 0.3%
Activision Blizzard, Inc. (a)	153,700	1,707,607
Changyou.com Ltd. (A Shares) ADR	1,500	49,815
NCsoft Corp.	2,830	362,828
Neowiz Games Corp.	4,658	161,981
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	100	5,261
		2,287,492
Systems Software - 18.7%
Ariba, Inc. (a)	188,063	2,354,549
BMC Software, Inc. (a)	447,780	17,955,978
Check Point Software Technologies Ltd. (a)	19,500	660,660
CommVault Systems, Inc. (a)	29,500	698,855
Fortinet, Inc.	14,100	247,737
Insyde Software Corp.	197,300	928,217
Microsoft Corp.	2,690,500	82,033,344
Oracle Corp.	1,565,800	38,424,732
Red Hat, Inc. (a)	374,600	11,575,140
Rovi Corp. (a)	41,100	1,309,857
VMware, Inc. Class A (a)	98,200	4,161,716
		160,350,785
TOTAL SOFTWARE		247,254,836
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SOFTBANK CORP.	110,900	2,601,056
Syniverse Holdings, Inc. (a)	94,100	1,644,868
		4,245,924
TOTAL COMMON STOCKS (Cost $643,609,748)		859,427,946
Money Market Funds - 0.9%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(e) (Cost $7,884,059)	7,884,059	$ 7,884,059
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $651,493,807)		867,312,005
NET OTHER ASSETS - (0.9)%		(7,414,606)
NET ASSETS - 100%		$ 859,897,399
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $163,214 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $81,744 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
China Security & Surveillance Technology, Inc. warrants 8/25/10	8/25/09	$ 7
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,010
Fidelity Securities Lending Cash Central Fund	61,042
Total	$ 62,052
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 859,427,946	$ 819,981,306	$ 39,446,640	$ -
Money Market Funds	7,884,059	7,884,059	-	-
Total Investments in Securities:	$ 867,312,005	$ 827,865,365	$ 39,446,640	$ -
Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $656,273,168. Net unrealized appreciation aggregated $211,038,837, of which $226,830,049 related to appreciated investment securities and $15,791,212 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Equity
Central Fund

December 31, 2009

1.859212.102

INTCEN-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 4.2%
AMP Ltd.	3,834	$ 23,315
Billabong International Ltd.	493,290	4,851,920
Brambles Ltd.	1,079,338	6,573,314
Commonwealth Bank of Australia	184,419	9,086,142
Insurance Australia Group Ltd.	533,682	1,931,901
Macquarie Group Ltd.	52,411	2,278,584
National Australia Bank Ltd.	538,509	13,253,810
Origin Energy Ltd.	134,000	2,024,548
QBE Insurance Group Ltd.	145,873	3,354,379
Rio Tinto Ltd.	180,000	12,108,590
Wesfarmers Ltd.	132,890	3,732,651
Westfield Group unit	816,351	9,195,423
TOTAL AUSTRALIA		68,414,577
Bailiwick of Jersey - 1.9%
Experian PLC	966,100	9,602,379
Informa PLC	1,975,171	10,214,952
Shire PLC sponsored ADR	60,900	3,574,830
United Business Media Ltd.	916,000	6,874,947
TOTAL BAILIWICK OF JERSEY		30,267,108
Belgium - 0.8%
Anheuser-Busch InBev SA NV	241,055	12,560,147
Anheuser-Busch InBev SA NV (strip VVPR) (a)	157,000	1,124
TOTAL BELGIUM		12,561,271
Bermuda - 0.5%
Huabao International Holdings Ltd.	4,218,000	4,535,488
Seadrill Ltd.	113,300	2,893,124
TOTAL BERMUDA		7,428,612
Brazil - 0.7%
BM&F BOVESPA SA	286,300	2,025,289
Fibria Celulose SA (a)	230,500	5,104,590
Petroleo Brasileiro SA - Petrobras sponsored ADR	82,300	3,924,064
TOTAL BRAZIL		11,053,943
Canada - 0.8%
InterOil Corp. (a)	19,200	1,474,752
Niko Resources Ltd.	18,200	1,704,545
Open Text Corp. (a)	49,300	2,004,096
Common Stocks - continued
	Shares	Value
Canada - continued
Petrobank Energy & Resources Ltd. (a)	101,200	$ 4,932,615
Suncor Energy, Inc.	106,600	3,775,364
TOTAL CANADA		13,891,372
Cayman Islands - 0.5%
Belle International Holdings Ltd.	4,420,000	5,120,245
Shanda Games Ltd. sponsored ADR	111,100	1,132,109
Trina Solar Ltd. ADR (a)	25,000	1,349,250
TOTAL CAYMAN ISLANDS		7,601,604
China - 1.9%
Baidu.com, Inc. sponsored ADR (a)	2,700	1,110,321
China Communications Construction Co. Ltd. (H Shares)	3,315,000	3,149,685
China Construction Bank Corp. (H Shares)	2,013,000	1,719,329
China Life Insurance Co. Ltd. (H Shares)	418,000	2,045,309
China Merchants Bank Co. Ltd. (H Shares)	4,482,000	11,661,271
Industrial & Commercial Bank of China Ltd. (H Shares)	7,737,000	6,371,664
NetEase.com, Inc. sponsored ADR (a)	29,300	1,101,973
Parkson Retail Group Ltd.	2,551,500	4,489,733
TOTAL CHINA		31,649,285
Denmark - 1.3%
Carlsberg AS Series B	70,200	5,185,945
Novo Nordisk AS Series B	99,524	6,356,608
Vestas Wind Systems AS (a)	45,415	2,769,607
William Demant Holding AS (a)	84,800	6,403,170
TOTAL DENMARK		20,715,330
Finland - 1.3%
Fortum Corp.	208,900	5,673,390
Neste Oil Oyj	73,700	1,310,467
Nokia Corp.	594,191	7,672,706
Nokian Tyres PLC (c)	238,200	5,797,324
TOTAL FINLAND		20,453,887
France - 11.8%
Accor SA	103,609	5,673,692
Air France KLM (Reg.) (a)	194,400	3,061,440
ALTEN (a)	32,400	904,516
Atos Origin SA (a)	29,224	1,342,390
AXA SA	453,167	10,625,805
BNP Paribas SA	83,440	6,677,639
Carrefour SA	209,840	10,082,009
Common Stocks - continued
	Shares	Value
France - continued
CFAO SA	79,000	$ 3,242,587
CNP Assurances	8,679	841,938
Compagnie de St. Gobain	108,980	5,939,728
Credit Agricole SA	388,200	6,869,274
Danone	180,104	11,043,540
Electricite de France	71,600	4,260,155
Essilor International SA	63,898	3,819,272
GDF Suez	189,190	8,202,809
Iliad Group SA	34,557	4,132,029
L'Oreal SA	73,800	8,241,150
Pernod-Ricard SA	104,597	8,971,301
PPR SA	78,900	9,515,513
Remy Cointreau SA	80,000	4,077,912
Sanofi-Aventis	228,358	17,934,929
Schneider Electric SA	123,157	14,419,263
Societe Generale Series A	149,622	10,485,400
Technip SA	35,400	2,503,612
Total SA Series B	294,665	18,901,242
Unibail-Rodamco	19,420	4,273,266
Veolia Environnement	184,100	6,094,981
Vivendi	189	5,627
TOTAL FRANCE		192,143,019
Germany - 6.3%
Allianz AG (Reg.)	64,541	8,035,354
Bayerische Motoren Werke AG (BMW)	158,570	7,219,132
Beiersdorf AG	62,945	4,138,992
Deutsche Bank AG	25,122	1,781,401
Deutsche Boerse AG	73,536	6,106,113
Deutsche Post AG	249,886	4,824,249
E.ON AG	443,674	18,566,483
HeidelbergCement AG	132,589	9,155,069
Henkel AG & Co. KGaA	86,694	3,866,197
MAN SE	17,073	1,330,653
Metro AG	128,700	7,843,665
Munich Re Group (Reg.)	50,013	7,780,893
RWE AG	59,581	5,796,929
SAP AG	148,371	6,945,246
Siemens AG (Reg.)	100,088	9,178,069
TOTAL GERMANY		102,568,445
Common Stocks - continued
	Shares	Value
Greece - 0.5%
Hellenic Telecommunications Organization SA	202,280	$ 2,979,924
National Bank of Greece SA (a)	133,900	3,469,733
Terna Energy SA	204,053	1,846,277
TOTAL GREECE		8,295,934
Hong Kong - 1.6%
China Unicom (Hong Kong) Ltd. sponsored ADR	114,500	1,501,095
Esprit Holdings Ltd.	19,419	128,834
Henderson Land Development Co. Ltd.	1,082,000	8,085,183
Hong Kong Exchanges and Clearing Ltd.	228,600	4,067,185
Hutchison Whampoa Ltd.	747,000	5,110,672
Swire Pacific Ltd. (A Shares)	626,500	7,576,201
TOTAL HONG KONG		26,469,170
India - 0.3%
Reliance Industries Ltd.	85,024	1,997,908
Tata Steel Ltd.	200,000	2,661,926
TOTAL INDIA		4,659,834
Ireland - 0.5%
Covidien PLC	57,500	2,753,675
CRH PLC	185,866	5,082,416
TOTAL IRELAND		7,836,091
Israel - 0.1%
Teva Pharmaceutical Industries Ltd. sponsored ADR	37,400	2,101,132
Italy - 2.3%
Assicurazioni Generali SpA	70,000	1,886,056
Enel SpA	1,393,363	8,073,986
Fiat SpA (a)	519,800	7,627,760
Intesa Sanpaolo SpA	3,866,450	17,436,520
Saipem SpA	85,732	2,957,991
TOTAL ITALY		37,982,313
Japan - 18.4%
Aioi Insurance Co. Ltd.	149,000	714,568
Aisin Seiki Co. Ltd.	304,100	8,790,008
Aozora Bank Ltd. (a)	4,203,000	4,469,579
Astellas Pharma, Inc.	46,800	1,746,898
Canon, Inc.	243,900	10,380,149
Denso Corp.	352,400	10,653,641
Eisai Co. Ltd.	91,300	3,358,377
Fujifilm Holdings Corp.	33,600	1,015,233
Common Stocks - continued
	Shares	Value
Japan - continued
Fujitsu Ltd.	612,000	$ 3,972,827
Honda Motor Co. Ltd.	386,100	13,106,203
Japan Tobacco, Inc.	1,979	6,685,311
JFE Holdings, Inc.	250,000	9,886,989
JTEKT Corp.	1,033,500	13,299,021
Jupiter Telecommunications Co.	1	990
Kansai Electric Power Co., Inc.	248,500	5,610,500
Keyence Corp.	30,300	6,291,612
Kirin Holdings Co. Ltd.	395,000	6,337,674
Mazda Motor Corp. (a)	2,626,000	6,041,214
Mitsubishi Corp.	435,700	10,857,918
Mitsubishi Materials Corp.	2,700,000	6,606,812
Mitsubishi UFJ Financial Group, Inc.	4,612,100	22,729,197
Mitsui & Co. Ltd.	350,300	4,971,798
Mitsui Sumitomo Insurance Group Holdings, Inc.	125,900	3,217,191
Nintendo Co. Ltd.	6,900	1,648,772
Nippon Electric Glass Co. Ltd.	83,000	1,142,954
Nippon Oil Corp.	324,000	1,502,825
Nippon Telegraph & Telephone Corp.	110,000	4,347,439
Nippon Thompson Co. Ltd.	262,000	1,303,569
Nomura Holdings, Inc.	876,700	6,522,884
Omron Corp.	487,800	8,777,229
ORIX Corp.	190,830	12,998,801
Promise Co. Ltd. (c)	422,000	3,240,512
Ricoh Co. Ltd.	212,000	3,039,167
Rohto Pharmaceutical Co. Ltd.	140,000	1,615,511
Shin-Etsu Chemical Co., Ltd.	300,000	16,945,692
Shionogi & Co. Ltd.	102,000	2,212,566
SMC Corp.	50,100	5,723,282
Sompo Japan Insurance, Inc.	274,000	1,767,457
Sony Financial Holdings, Inc.	1	2,604
Sumitomo Metal Industries Ltd.	2,500,000	6,723,350
Sumitomo Mitsui Financial Group, Inc.	213,800	6,138,038
Sumitomo Realty & Development Co. Ltd.	559,000	10,557,621
T&D Holdings, Inc.	50	1,029
THK Co. Ltd.	220,300	3,919,460
Tokio Marine Holdings, Inc.	217,600	5,941,001
Tokyo Electric Power Co.	306,100	7,686,345
Tokyo Electron Ltd.	69,000	4,431,116
Toshiba Corp.	959,000	5,323,968
Common Stocks - continued
	Shares	Value
Japan - continued
Toyota Motor Corp.	276,700	$ 11,671,577
Tsutsumi Jewelry Co. Ltd.	155,300	3,132,027
TOTAL JAPAN		299,060,506
Korea (South) - 0.2%
Samsung Electronics Co. Ltd.	3,853	2,640,094
Luxembourg - 0.8%
ArcelorMittal SA (Netherlands)	260,000	11,978,329
Tenaris SA sponsored ADR	36,100	1,539,665
TOTAL LUXEMBOURG		13,517,994
Netherlands - 3.6%
Akzo Nobel NV	170,000	11,292,855
ASML Holding NV (Netherlands)	101,000	3,443,755
Gemalto NV (a)	72,478	3,164,775
ING Groep NV (Certificaten Van Aandelen) unit (a)	740,068	7,117,699
Koninklijke Ahold NV	6	80
Koninklijke KPN NV	585,575	9,925,927
Koninklijke Philips Electronics NV	319,500	9,431,694
Randstad Holdings NV (a)	153,485	7,668,814
Royal DSM NV	150,000	7,400,199
TOTAL NETHERLANDS		59,445,798
Norway - 0.9%
DnB NOR ASA (a)(c)	577,621	6,253,628
Petroleum Geo-Services ASA (a)	117,700	1,350,434
Pronova BioPharma ASA (a)	513,900	1,560,510
Telenor ASA (a)	356,400	4,983,863
TOTAL NORWAY		14,148,435
Papua New Guinea - 0.4%
Lihir Gold Ltd.	2,000,000	5,892,520
Russia - 0.1%
Lukoil Oil Co. sponsored ADR	24,400	1,376,160
Singapore - 0.1%
CapitaLand Ltd.	835,000	2,495,908
South Africa - 0.7%
MTN Group Ltd.	380,600	6,055,700
Naspers Ltd. Class N	144,100	5,834,008
TOTAL SOUTH AFRICA		11,889,708
Common Stocks - continued
	Shares	Value
Spain - 3.5%
Banco Santander SA	1,392,289	$ 22,976,631
Baron de Ley SA (a)	32,600	1,507,032
Iberdrola SA	835,000	7,973,503
Telefonica SA	876,784	24,507,835
TOTAL SPAIN		56,965,001
Sweden - 1.3%
H&M Hennes & Mauritz AB (B Shares)	181,064	10,051,383
Intrum Justitia AB	185,600	2,326,903
Modern Times Group MTG AB (B Shares)	102,800	5,110,777
Telefonaktiebolaget LM Ericsson (B Shares)	413,915	3,808,367
TOTAL SWEDEN		21,297,430
Switzerland - 8.4%
Actelion Ltd. (Reg.) (a)	55,286	2,947,305
Credit Suisse Group (Reg.)	59,869	2,963,128
Kuehne & Nagel International AG	76,209	7,396,788
Nestle SA (Reg.)	635,466	30,808,241
Nobel Biocare Holding AG (Switzerland)	138,361	4,647,444
Novartis AG (Reg.)	361,992	19,749,017
Roche Holding AG (participation certificate)	124,489	21,135,899
Sonova Holding AG Class B	57,131	6,924,468
Swiss Reinsurance Co. (Reg.)	162,731	7,843,840
Syngenta AG (Switzerland)	50,000	14,106,760
UBS AG (For. Reg.) (a)	698,840	10,871,983
Zurich Financial Services AG (Reg.)	37,233	8,144,550
TOTAL SWITZERLAND		137,539,423
Taiwan - 0.4%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	801,850	3,797,445
MediaTek, Inc.	93,128	1,624,427
Taiwan Semiconductor Manufacturing Co. Ltd.	880,534	1,775,381
TOTAL TAIWAN		7,197,253
Thailand - 0.4%
Bangkok Bank Ltd. PCL (For. Reg.)	904,000	3,148,460
Kasikornbank PCL (For. Reg.)	1,233,000	3,206,906
TOTAL THAILAND		6,355,366
United Kingdom - 20.5%
AMEC PLC	107,500	1,375,990
Anglo American PLC (United Kingdom) (a)	530,000	23,221,328
BAE Systems PLC	892,500	5,185,478
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Barclays PLC	3,578,039	$ 15,775,770
BG Group PLC	915,637	16,603,432
BlueBay Asset Management	620,500	3,058,604
BP PLC	3,414,100	32,986,567
British American Tobacco PLC (United Kingdom)	9	292
British Land Co. PLC	342,156	2,654,282
BT Group PLC	2,194,400	4,781,846
Carphone Warehouse Group PLC	2,759,614	8,375,786
Centrica PLC	1,751,566	7,957,360
Chemring Group PLC	84,600	4,015,651
Diageo PLC	7	122
easyJet PLC (a)	657,100	3,748,762
GlaxoSmithKline PLC	833,249	17,680,192
HSBC Holdings PLC:
(Hong Kong) (Reg.)	3,295,717	37,487,134
(United Kingdom) (Reg.)	114,443	1,306,374
Imperial Tobacco Group PLC	143,235	4,537,189
Lloyds TSB Group PLC	7,847,966	6,429,261
Misys PLC (a)	325,500	1,136,283
National Grid PLC	776,500	8,521,046
Prudential PLC	541,067	5,596,451
Reckitt Benckiser Group PLC	130,017	7,051,861
Rio Tinto PLC (Reg.)	350,000	18,910,003
Royal Dutch Shell PLC Class A (United Kingdom)	1,082,109	32,913,366
Schroders PLC	61,400	1,319,780
Segro PLC	566,300	3,153,868
Standard Chartered PLC (United Kingdom)	173,837	4,424,910
Tesco PLC	1,854,104	12,825,064
Unilever PLC	296,300	9,503,596
Vodafone Group PLC	10,566,536	24,483,462
Wolseley PLC (a)	363,889	7,333,597
TOTAL UNITED KINGDOM		334,354,707
United States of America - 1.8%
Agilent Technologies, Inc. (a)	90,800	2,821,156
Cummins, Inc.	206,400	9,465,504
Express Scripts, Inc. (a)	27,100	2,342,795
Hewlett-Packard Co.	70,400	3,626,304
Pfizer, Inc.	190,800	3,470,652
Common Stocks - continued
	Shares	Value
United States of America - continued
Union Pacific Corp.	127,300	$ 8,134,470
TOTAL UNITED STATES OF AMERICA		29,860,881
TOTAL COMMON STOCKS (Cost $1,584,334,575)		1,610,130,111
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.2%
Henkel AG & Co. KGaA	47,000	2,451,285
Italy - 0.3%
Fondiaria-Sai SpA (Risparmio Shares)	48,000	540,477
Telecom Italia SpA (Risparmio Shares)	4,565,100	5,052,038
TOTAL ITALY		5,592,515
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,689,566)		8,043,800
Money Market Funds - 0.6%

Fidelity Cash Central Fund, 0.16% (d)	3,694,281	3,694,281
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	5,666,776	5,666,776
TOTAL MONEY MARKET FUNDS (Cost $9,361,057)		9,361,057
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 12/31/09 due 1/4/10:
(Collateralized by U.S. Government Obligations) #	$ 38,000	38,000
(Collateralized by U.S. Government Obligations) #	5,214,006	5,214,000
TOTAL CASH EQUIVALENTS (Cost $5,252,000)		5,252,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,606,637,198)		1,632,786,968
NET OTHER ASSETS - (0.2)%		(3,491,388)
NET ASSETS - 100%		$ 1,629,295,580
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$38,000 due 1/04/10 at 0.01%
BNP Paribas Securities Corp.	$ 3,278
Mizuho Securities USA, Inc.	34,722
$ 38,000
$5,214,000 due 1/04/10 at 0.01%
BNP Paribas Securities Corp.	$ 449,837
Mizuho Securities USA, Inc.	4,764,163
$ 5,214,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,773
Fidelity Securities Lending Cash Central Fund	118,335
Total	$ 146,108
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 334,354,707	$ 171,439,349	$ 162,915,358	$ -
Japan	299,060,506	-	299,060,506	-
France	192,143,019	144,681,043	47,461,976	-
Switzerland	137,539,423	89,848,535	47,690,888	-
Germany	105,019,730	79,079,660	25,940,070	-
Australia	68,414,577	68,414,577	-	-
Netherlands	59,445,798	39,452,650	19,993,148	-
Spain	56,965,001	9,480,535	47,484,466	-
Italy	43,574,828	43,574,828	-	-
Other	321,656,322	246,114,450	75,541,872	-
Money Market Funds	9,361,057	9,361,057	-	-
Cash Equivalents	5,252,000	-	5,252,000	-
Total Investments in Securities:	$ 1,632,786,968	$ 901,446,684	$ 731,340,284	$ -
Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $1,611,627,706. Net unrealized appreciation aggregated $21,159,262, of which $129,874,521 related to appreciated investment securities and $108,715,259 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Materials
Central Fund

December 31, 2009

1.842155.103

MTCIP-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
BUILDING PRODUCTS - 2.1%
Building Products - 2.1%
Masco Corp.	217,300	$ 3,000,913
USG Corp. (a)(c)	33,000	463,650
		3,464,563
CHEMICALS - 54.1%
Commodity Chemicals - 3.9%
Celanese Corp. Class A	206,522	6,629,356
Diversified Chemicals - 20.0%
Ashland, Inc.	87,960	3,484,975
Cabot Corp.	53,800	1,411,174
Dow Chemical Co.	563,482	15,569,006
E.I. du Pont de Nemours & Co.	334,849	11,274,366
Huntsman Corp.	121,700	1,373,993
Solutia, Inc. (a)	56,138	712,953
		33,826,467
Fertilizers & Agricultural Chemicals - 12.6%
Fertilizantes Fosfatados SA (PN) (a)	83,500	784,220
Monsanto Co.	174,532	14,267,991
Potash Corp. of Saskatchewan, Inc.	4,400	479,052
Terra Industries, Inc.	37,600	1,210,344
The Mosaic Co.	76,200	4,551,426
		21,293,033
Industrial Gases - 11.0%
Air Products & Chemicals, Inc.	84,200	6,825,252
Airgas, Inc.	44,300	2,108,680
Praxair, Inc.	120,759	9,698,155
		18,632,087
Specialty Chemicals - 6.6%
Albemarle Corp.	90,282	3,283,556
Ferro Corp.	215,084	1,772,292
Innophos Holdings, Inc.	39,700	912,703
Johnson Matthey PLC	34,881	863,070
Kraton Performance Polymers, Inc.	29,600	401,376
W.R. Grace & Co. (a)	158,400	4,015,440
		11,248,437
TOTAL CHEMICALS		91,629,380
Common Stocks - continued
	Shares	Value
CONSTRUCTION MATERIALS - 3.7%
Construction Materials - 3.7%
Cemex SA de CV sponsored ADR	116,300	$ 1,374,666
HeidelbergCement AG	21,440	1,480,399
Vulcan Materials Co.	64,100	3,376,147
		6,231,212
CONTAINERS & PACKAGING - 4.0%
Metal & Glass Containers - 2.6%
Owens-Illinois, Inc. (a)	135,600	4,457,172
Paper Packaging - 1.4%
Packaging Corp. of America	103,300	2,376,933
TOTAL CONTAINERS & PACKAGING		6,834,105
FOOD PRODUCTS - 1.4%
Agricultural Products - 1.4%
Bunge Ltd.	23,200	1,480,856
Corn Products International, Inc.	32,200	941,206
		2,422,062
HOUSEHOLD DURABLES - 0.5%
Homebuilding - 0.5%
Pulte Homes, Inc.	82,972	829,720
MARINE - 0.6%
Marine - 0.6%
Ultrapetrol (Bahamas) Ltd. (a)	228,200	1,086,232
METALS & MINING - 24.5%
Diversified Metals & Mining - 9.0%
Anglo American PLC (United Kingdom) (a)	21,177	927,845
Freeport-McMoRan Copper & Gold, Inc.	118,033	9,476,870
RTI International Metals, Inc. (a)	64,400	1,620,948
Teck Resources Ltd. Class B (sub. vtg.) (a)	42,900	1,503,429
Vale SA sponsored ADR	57,750	1,676,483
		15,205,575
Gold - 6.1%
Agnico-Eagle Mines Ltd. (Canada)	27,600	1,495,257
AngloGold Ashanti Ltd. sponsored ADR	36,027	1,447,565
Harmony Gold Mining Co. Ltd.	84,400	853,308
Newcrest Mining Ltd.	24,657	782,494
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Newmont Mining Corp.	99,700	$ 4,716,807
Randgold Resources Ltd. sponsored ADR	14,015	1,108,867
		10,404,298
Precious Metals & Minerals - 0.8%
Aquarius Platinum Ltd. (United Kingdom) (a)	87,847	577,834
Impala Platinum Holdings Ltd.	29,832	817,220
		1,395,054
Steel - 8.6%
Allegheny Technologies, Inc.	52,200	2,336,994
Commercial Metals Co.	44,600	697,990
Nucor Corp.	125,900	5,873,235
Reliance Steel & Aluminum Co.	64,300	2,779,046
Steel Dynamics, Inc.	161,100	2,854,692
		14,541,957
TOTAL METALS & MINING		41,546,884
OIL, GAS & CONSUMABLE FUELS - 0.7%
Coal & Consumable Fuels - 0.7%
Massey Energy Co.	20,209	848,980
SouthGobi Energy Resources Ltd. (a)	17,500	284,824
		1,133,804
PAPER & FOREST PRODUCTS - 7.6%
Forest Products - 4.2%
Louisiana-Pacific Corp. (a)	123,800	864,124
Weyerhaeuser Co.	144,000	6,212,160
		7,076,284
Paper Products - 3.4%
International Paper Co.	160,000	4,284,800
Schweitzer-Mauduit International, Inc.	22,100	1,554,735
		5,839,535
TOTAL PAPER & FOREST PRODUCTS		12,915,819
TOTAL COMMON STOCKS (Cost $149,046,247)		168,093,781
Money Market Funds - 1.0%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (d)	1,605,509	$ 1,605,509
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	16,225	16,225
TOTAL MONEY MARKET FUNDS (Cost $1,621,734)		1,621,734
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $150,667,981)		169,715,515
NET OTHER ASSETS - (0.2)%		(273,384)
NET ASSETS - 100%		$ 169,442,131
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,135
Fidelity Securities Lending Cash Central Fund	621
Total	$ 1,756
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 168,093,781	$ 167,240,473	$ 853,308	$ -
Money Market Funds	1,621,734	1,621,734	-	-
Total Investments in Securities:	$ 169,715,515	$ 168,862,207	$ 853,308	$ -
Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $154,223,320. Net unrealized appreciation aggregated $15,492,195, of which $25,309,268 related to appreciated investment securities and $9,817,073 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Telecom Services
Central Fund

December 31, 2009

1.842154.103

TSCIP-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.4%
Communications Equipment - 0.4%
Aruba Networks, Inc. (a)	200	$ 2,132
F5 Networks, Inc. (a)	900	47,682
Infinera Corp. (a)	33,600	298,032
Juniper Networks, Inc. (a)	1,200	32,004
Nortel Networks Corp. (a)	4,600	0
Polycom, Inc. (a)	1,000	24,970
Sandvine Corp. (a)	1,832	2,249
Sonus Networks, Inc. (a)	21,300	44,943
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	300	2,757
		454,769
COMPUTERS & PERIPHERALS - 0.1%
Computer Hardware - 0.1%
Apple, Inc. (a)	700	147,602
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	300	2,058
NetApp, Inc. (a)	400	13,756
		15,814
TOTAL COMPUTERS & PERIPHERALS		163,416
DIVERSIFIED TELECOMMUNICATION SERVICES - 57.8%
Alternative Carriers - 10.2%
Cable & Wireless PLC	11,067	25,291
Clearwire Corp.:
rights 6/21/10 (a)(c)	387,900	155,160
Class A (a)(c)	387,900	2,622,204
Cogent Communications Group, Inc. (a)	24,300	239,598
Global Crossing Ltd. (a)	182,500	2,600,625
Iliad Group SA	2,912	348,192
Level 3 Communications, Inc. (a)(c)	437,637	669,585
PAETEC Holding Corp. (a)	42,100	174,715
tw telecom, inc. (a)	356,400	6,108,696
		12,944,066
Integrated Telecommunication Services - 47.6%
AT&T, Inc.	903,532	25,326,001
BT Group PLC	3,100	6,755
Cbeyond, Inc. (a)(c)	100,800	1,587,600
CenturyTel, Inc.	8,766	317,417
China Telecom Corp. Ltd. sponsored ADR (c)	40,800	1,689,936
Common Stocks - continued
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - CONTINUED
Integrated Telecommunication Services - continued
China Unicom (Hong Kong) Ltd. sponsored ADR	174,300	$ 2,285,073
Cincinnati Bell, Inc. (a)	84,400	291,180
Deutsche Telekom AG (Reg.)	67,988	999,424
FairPoint Communications, Inc.	19,504	644
Hellenic Telecommunications Organization SA	93	1,370
PT Telkomunikasi Indonesia Tbk Series B	133,500	133,854
Qwest Communications International, Inc.	1,396,500	5,879,265
Telecom Italia SpA sponsored ADR	43,900	677,377
Telefonica SA	229	6,401
Telefonica SA sponsored ADR	28,300	2,363,616
Telenor ASA (a)	2,600	36,358
Telenor ASA sponsored ADR (a)	13,300	555,940
Telkom SA Ltd.	2,500	12,635
Verizon Communications, Inc.	541,670	17,945,527
Vimpel Communications sponsored ADR	14,200	263,978
Windstream Corp.	27,596	303,280
		60,683,631
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		73,627,697
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	300	7,560
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
SAVVIS, Inc.	10,100	141,905
MEDIA - 12.0%
Broadcasting - 0.5%
Ten Network Holdings Ltd.	445,455	652,212
Cable & Satellite - 11.5%
Cablevision Systems Corp. - NY Group Class A	64,400	1,662,808
Comcast Corp. Class A	142,500	2,402,550
DIRECTV (a)	86,900	2,898,115
Dish TV India Ltd. (a)	3,371	3,087
Liberty Global, Inc. Class A (a)(c)	34,734	761,022
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Cable & Satellite - continued
Net Servicos de Comunicacao SA sponsored ADR (c)	49,800	$ 673,794
Virgin Media, Inc. (c)	370,900	6,242,247
		14,643,623
TOTAL MEDIA		15,295,835
SOFTWARE - 1.8%
Application Software - 1.8%
Gameloft (a)	434,489	2,195,788
Nuance Communications, Inc. (a)	500	7,770
Synchronoss Technologies, Inc. (a)	3,405	53,833
		2,257,391
Home Entertainment Software - 0.0%
Glu Mobile, Inc. (a)	42,600	48,564
TOTAL SOFTWARE		2,305,955
WIRELESS TELECOMMUNICATION SERVICES - 24.8%
Wireless Telecommunication Services - 24.8%
America Movil SAB de CV Series L sponsored ADR	5,400	253,692
American Tower Corp. Class A (a)	158,300	6,840,143
China Mobile (Hong Kong) Ltd. sponsored ADR	21,400	993,602
Crown Castle International Corp. (a)	95,900	3,743,936
Idea Cellular Ltd. (a)	2,124	2,657
Leap Wireless International, Inc. (a)	35,850	629,168
MetroPCS Communications, Inc. (a)	81,116	618,915
MTN Group Ltd.	192,000	3,054,899
NII Holdings, Inc. (a)	109,000	3,660,220
NTELOS Holdings Corp.	351	6,255
NTT DoCoMo, Inc.	340	474,695
PT Indosat Tbk	700	351
Rogers Communications, Inc. Class B (non-vtg.)	1,300	40,448
SBA Communications Corp. Class A (a)	61,800	2,111,088
Sprint Nextel Corp. (a)	1,438,249	5,263,991
Syniverse Holdings, Inc. (a)	11,400	199,272
Telephone & Data Systems, Inc.	5,600	189,952
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Vivo Participacoes SA sponsored ADR (c)	28,200	$ 874,200
Vodafone Group PLC sponsored ADR	111,800	2,581,462
		31,538,946
TOTAL COMMON STOCKS (Cost $101,854,917)		123,536,083
Money Market Funds - 10.2%

Fidelity Cash Central Fund, 0.16% (d)	3,775,890	3,775,890
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	9,120,325	9,120,325
TOTAL MONEY MARKET FUNDS (Cost $12,896,215)		12,896,215
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $114,751,132)		136,432,298
NET OTHER ASSETS - (7.2)%		(9,108,261)
NET ASSETS - 100%		$ 127,324,037
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,262
Fidelity Securities Lending Cash Central Fund	206,623
Total	$ 207,885
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 123,536,083	$ 122,048,808	$ 1,487,275	$ -
Money Market Funds	12,896,215	12,896,215	-	-
Total Investments in Securities:	$ 136,432,298	$ 134,945,023	$ 1,487,275	$ -
Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $116,247,949. Net unrealized appreciation aggregated $20,184,349, of which $26,525,892 related to appreciated investment securities and $6,341,543 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Utilities
Central Fund

December 31, 2009

1.842153.103

UTCIP-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CHEMICALS - 0.5%
Commodity Chemicals - 0.5%
Calgon Carbon Corp. (a)	59,300	$ 824,270
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Diversified Support Services - 0.5%
EnerNOC, Inc. (a)	30,100	914,739
ELECTRIC UTILITIES - 41.7%
Electric Utilities - 41.7%
Allegheny Energy, Inc.	72,300	1,697,604
American Electric Power Co., Inc.	404,200	14,062,118
Entergy Corp.	117,500	9,616,200
FirstEnergy Corp.	311,104	14,450,781
FPL Group, Inc.	290,994	15,370,301
Hawaiian Electric Industries, Inc.	113,701	2,376,351
ITC Holdings Corp.	112,430	5,856,479
Pepco Holdings, Inc.	96,958	1,633,742
Pinnacle West Capital Corp.	109,482	4,004,852
PNM Resources, Inc.	26,800	339,020
		69,407,448
ELECTRONIC EQUIPMENT & COMPONENTS - 1.0%
Electronic Equipment & Instruments - 1.0%
Itron, Inc. (a)	25,759	1,740,536
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 14.2%
Independent Power Producers & Energy Traders - 14.2%
Adani Power Ltd.	138,863	296,217
AES Corp.	365,796	4,868,745
Calpine Corp. (a)	501,300	5,514,300
Constellation Energy Group, Inc.	234,000	8,229,780
Dynegy, Inc. Class A (a)	479,000	866,990
NRG Energy, Inc. (a)	161,300	3,808,293
		23,584,325
MULTI-UTILITIES - 39.9%
Multi-Utilities - 39.9%
Alliant Energy Corp.	126,400	3,824,864
CenterPoint Energy, Inc.	565,400	8,203,954
Centrica PLC	769,700	3,496,745
CMS Energy Corp. (c)	536,500	8,401,590
DTE Energy Co.	126,885	5,530,917
PG&E Corp.	318,700	14,229,955
Common Stocks - continued
	Shares	Value
MULTI-UTILITIES - CONTINUED
Multi-Utilities - continued
Sempra Energy	113,300	$ 6,342,534
TECO Energy, Inc.	500,135	8,112,190
Wisconsin Energy Corp.	164,600	8,202,018
		66,344,767
WATER UTILITIES - 1.9%
Water Utilities - 1.9%
American Water Works Co., Inc.	138,950	3,113,870
TOTAL COMMON STOCKS (Cost $151,231,714)		165,929,955
Money Market Funds - 0.1%

Fidelity Cash Central Fund, 0.16% (d)	141,030	141,030
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	16,500	16,500
TOTAL MONEY MARKET FUNDS (Cost $157,530)		157,530
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 12/31/09 due 1/4/10 (Collateralized by U.S. Government Obligations) # (Cost $42,000)	$ 42,000	42,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $151,431,244)		166,129,485
NET OTHER ASSETS - 0.2%		281,243
NET ASSETS - 100%		$ 166,410,728
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$42,000 due 1/04/10 at 0.01%
BNP Paribas Securities Corp.	$ 3,624
Mizuho Securities USA, Inc.	38,376
$ 42,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,281
Fidelity Securities Lending Cash Central Fund	529
Total	$ 1,810
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Repurchase Agreements which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $157,292,731. Net unrealized appreciation aggregated $8,836,754, of which $15,872,565 related to appreciated investment securities and $7,035,811 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2010